                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08850

                                ICAP FUNDS, INC.
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E. H. Morrison, Esq.
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

                                   FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

                                           MAINSTAY FUNDS

                                           Message from the President
                                           and
                                           Semiannual Report
                                           Unaudited
                                           June 30, 2007

(MAINSTAY INVESTMENTS LOGO)


EQUITY FUNDS


MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund


INTERNATIONAL FUNDS


MainStay ICAP International Fund

MESSAGE FROM
THE PRESIDENT

It is with heartfelt sadness that I inform you that Robert H. Lyon, Chief Executive Officer of Institutional Capital LLC (ICAP), died on July 3, 2007, at the age of 57. All of us at New York Life Investment Management and MainStay Funds join ICAP shareholders in mourning the loss of this outstanding corporate leader and respected investment professional.

With Mr. Lyon's passing, Jerrold K. Senser, CFA, has been named ICAP's new Chief Executive Officer. Having already served as ICAP's co-Chief Investment Officer, Mr. Senser will head the ICAP Investment Committee and serve as lead portfolio manager for all of ICAP's investment strategies. Mr. Senser has been with ICAP since 1986, and his leadership helps ensure the continuity of the firm's investment philosophy and process.

In addition, Tom Wenzel, CFA, Executive Vice President, Director of Research and a senior member of ICAP's Investment Committee, will work with Mr. Senser as a lead portfolio manager for all of ICAP's investment strategies. Mr. Wenzel has been with ICAP for 15 years.

At ICAP, your portfolio managers respond to changing market conditions by applying time-tested investment principles appropriate for the objectives of the MainStay ICAP Funds. We believe that a disciplined management approach can reduce style drift and help our portfolio managers pursue consistent performance over full market cycles. Under the stew-ardship of Mr. Senser, Mr. Wenzel and the ICAP investment teams, the Funds will continue to employ the same time-tested principles and investment process.

As we reflect on the first six months of 2007, the U.S. stock market generally advanced, but not without periods of volatility. The biggest decline came in late February and early March 2007, when a sharp correction in Chinese stocks sent stock prices lower around the world. Stocks in general managed to rebound and closed the first half of 2007 on a positive note. Of course, past performance is no guarantee of future results.

The Federal Open Market Committee (FOMC) met four times during the first half of 2007 and left the federal funds target rate unchanged at 5.25%. Although inflation remained a concern and adjustments in the housing sector were ongoing, each of the FOMC statements during the reporting period stated that the economy seemed "likely to continue to expand at a moderate pace over coming quarters."

According to revised estimates by the Bureau of Economic Analysis, real gross domestic product (GDP) increased at an annual rate of 0.6% in the first quarter of 2007, much slower than during the previous quarter. Advance estimates by the Bureau have since shown that real GDP regained momentum and advanced 3.4% in the second quarter. Corporations continued to report strong earnings, which prompted stock market gains. Energy stocks benefited from higher crude-oil prices during the reporting period.

International stocks gained ground during the first half of 2007, with local-currency returns similar to those of stocks in the United States. With the exception of the yen, most major currencies advanced relative to the U.S. dollar, which tended to improve the returns that U.S. investors received on international equities.

During the first half of 2007, short-term Treasury yields declined and yields on longer-term Treasury securities rose, causing the yield curve to steepen. Difficulties in the subprime mortgage market raised concerns about risk, but we found little evidence to suggest that the U.S. mortgage market was likely to unravel.

The report that follows provides additional information and insights about the specific market forces and management decisions that influenced your investments in the MainStay ICAP Funds during the six months ended June 30, 2007.

We thank you for your continued support in investing with MainStay ICAP Funds.

Sincerely,


/s/ CHRISTOPHER O. BLUNT


Stephen P. Fisher

President

                       Not part of the Semiannual Report

                                           MAINSTAY FUNDS

                                           Semiannual Report
                                           Unaudited
                                           June 30, 2007

(MAINSTAY INVESTMENTS LOGO)


EQUITY FUNDS


MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund


INTERNATIONAL FUNDS


MainStay ICAP International Fund

TABLE OF CONTENTS


Semiannual Report
--------------------------------------------------------------------------------

EQUITY FUNDS


MainStay ICAP Equity Fund                                                      1
--------------------------------------------------------------------------------


MainStay ICAP Select Equity Fund                                              14
--------------------------------------------------------------------------------


INTERNATIONAL FUNDS

MainStay ICAP International Fund                                              26
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 38
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  47
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        47
--------------------------------------------------------------------------------

Special Meeting of Shareholders                                               48
--------------------------------------------------------------------------------

Directors and Officers                                                        49

MAINSTAY ICAP EQUITY FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        1.86%   14.92%  10.10%  7.75%
Excluding sales charges   7.79    21.61   11.36   8.36

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                         CLASS A                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------          -----------------------
6/30/97                                                    9450                       10000                       10000
                                                          11589                       13016                       12512
                                                          12995                       15978                       14582
                                                          12427                       17136                       13837
                                                          13843                       14595                       14933
                                                          12320                       11970                       12232
                                                          11569                       12000                       12007
                                                          13729                       14293                       14679
                                                          15151                       15197                       16320
                                                          17348                       16508                       18379
6/30/07                                                   21097                       19907                       22379

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
With sales charges        6.38%   19.72%  10.53%  7.55%
Excluding sales charges   7.38    20.72   10.53   7.55

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                         CLASS C                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------          -----------------------
6/30/97                                                   10000                       10000                       10000
                                                          12172                       13016                       12512
                                                          13547                       15978                       14582
                                                          12858                       17136                       13837
                                                          14215                       14595                       14933
                                                          12557                       11970                       12232
                                                          11703                       12000                       12007
                                                          13785                       14293                       14679
                                                          15099                       15197                       16320
                                                          17159                       16508                       18379
6/30/07                                                   20714                       19907                       22379

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          7.99%   22.01%  11.65%  8.64%

(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                         CLASS I                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------          -----------------------
6/30/97                                                   10000                       10000                       10000
                                                          12294                       13016                       12512
                                                          13821                       15978                       14582
                                                          13249                       17136                       13837
                                                          14795                       14595                       14933
                                                          13201                       11970                       12232
                                                          12427                       12000                       12007
                                                          14785                       14293                       14679
                                                          16357                       15197                       16320
                                                          18776                       16508                       18379
6/30/07                                                   22909                       19907                       22379

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class C shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of ..25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .50% and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The expense limitation will continue through August 25, 2008. There is no guarantee that it will continue after that date. Effective 8/31/06, ICAP Equity Fund was renamed MainStay ICAP Equity Fund. At that time, the Fund's existing no-load shares were redesignated Class I shares. Performance for Class A, C, R1, R2 and R3 shares, first offered 8/31/06, includes the historical performance of Class I shares from inception (12/31/94) through 8/30/06 adjusted to reflect

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     1

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          7.91%   21.92%  11.55%  8.54%


(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R1                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
6/30/97                                                   10000                       10000                       10000
                                                          12282                       13016                       12512
                                                          13793                       15978                       14582
                                                          13210                       17136                       13837
                                                          14736                       14595                       14933
                                                          13136                       11970                       12232
                                                          12353                       12000                       12007
                                                          14682                       14293                       14679
                                                          16227                       15197                       16320
                                                          18607                       16508                       18379
6/30/07                                                   22686                       19907                       22379


CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          7.77%   21.61%  11.27%  8.26%


(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R2                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
6/30/97                                                   10000                       10000                       10000
                                                          12251                       13016                       12512
                                                          13724                       15978                       14582
                                                          13111                       17136                       13837
                                                          14590                       14595                       14933
                                                          12972                       11970                       12232
                                                          12169                       12000                       12007
                                                          14427                       14293                       14679
                                                          15905                       15197                       16320
                                                          18193                       16508                       18379
6/30/07                                                   22125                       19907                       22379


CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE     TEN
TOTAL RETURNS            MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
                          7.63%   21.30%  10.99%  7.99%


(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R3                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
6/30/97                                                   10000                       10000                       10000
                                                          12221                       13016                       12512
                                                          13656                       15978                       14582
                                                          13013                       17136                       13837
                                                          14444                       14595                       14933
                                                          12811                       11970                       12232
                                                          11987                       12000                       12007
                                                          14176                       14293                       14679
                                                          15590                       15197                       16320
                                                          17788                       16508                       18379
6/30/07                                                   21576                       19907                       22379



                                        SIX      ONE    FIVE     TEN
BENCHMARK PERFORMANCE                  MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------------------

S&P 500(R) Index(1)                     6.96%   20.59%  10.71%  7.13%
S&P 500/Citigroup Value Index(2)        7.37    21.77   12.84   8.39
Average Lipper large-cap value
  fund(3)                               7.15    20.81   11.33   7.69

the applicable sales charge (or CDSC) and fees and expenses for Class A, C, R1, R2 and R3 shares.
1. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. The S&P 500(R) Index is considered to be the Fund's broad-based securities-market index for comparison purposes. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
2. The S&P 500/Citigroup Value Index is an unmanaged index of stocks representing approximately half of the market capitalization of the stocks in the S&P 500(R) Index. On a growth-value spectrum, stocks in the S&P 500/Citigroup Value Index have been identified as falling either wholly or partially within the value half of the spectrum, based on multiple factors. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 2   MainStay ICAP Equity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP EQUITY FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from January 1, 2007, to June 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2007, to June 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended June 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            1/1/07            6/30/07           PERIOD(1)           6/30/07            PERIOD(1)



CLASS A SHARES                        $1,000.00         $1,093.10           $4.55            $1,010.20            $4.37
-------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,089.65           $7.16            $1,006.45            $6.87
-------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,130.40           $4.30            $1,021.00            $4.08
-------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00         $1,095.50           $3.15            $1,012.20            $3.03
-------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00         $1,094.25           $4.02            $1,010.95            $3.86
-------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00         $1,093.00           $4.90            $1,009.70            $4.70
-------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio (net of fee waivers) of each class (1.15% for Class A, 1.90% for Class C, 0.80% for Class I, 0.90% for Class R1, 1.15% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 for all share classes (to reflect the one-half year period).



                                                     www.mainstayfunds.com     3

PORTFOLIO COMPOSITION AS OF JUNE 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

                                                                  SHORT-TERM INVESTMENTS
                                                               (COLLATERAL FROM SECURITIES      LIABILITIES IN EXCESS OF CASH AND
COMMON STOCKS                                                        LENDING IS 2.7%)                     OTHER ASSETS
-------------                                                  ---------------------------      ---------------------------------
98                                                                         2.70                               (0.70)

See Portfolio of Investments on page 6 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF JUNE 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Citigroup, Inc.
 2.  AT&T, Inc.
 3.  Bank of America Corp.
 4.  JPMorgan Chase & Co.
 5.  Wells Fargo & Co.
 6.  American International Group, Inc.
 7.  General Electric Co.
 8.  E.I. du Pont de Nemours & Co.
 9.  Novartis AG, ADR
10.  Procter & Gamble Co. (The)

 4   MainStay ICAP Equity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Jerrold K. Senser, CFA, and Thomas R. Wenzel, CFA, of Institutional Capital LLC (ICAP)

WERE THERE ANY CHANGES IN THE DAY-TO-DAY MANAGEMENT OF MAINSTAY ICAP EQUITY FUND DURING THE REPORTING PERIOD?

No, there weren't. But regrettably, on July 3, 2007, Robert H. Lyon, who had served as the Fund's co- portfolio manager, passed away. ICAP's team-based portfolio management approach remains the same, and with Mr. Lyon's passing, Jerrold K. Senser and Thomas R. Wenzel will continue to serve as co- portfolio managers of the Fund.

HOW DID MAINSTAY ICAP EQUITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED JUNE 30, 2007?

Excluding all sales charges, MainStay ICAP Equity Fund returned 7.79% for Class A shares and 7.38% for Class C shares for the six months ended June 30, 2007. Over the same period, Class I shares returned 7.99%, Class R1 shares returned 7.91%, Class R2 shares returned 7.77% and Class R3 shares returned 7.63%. All share classes outperformed the 7.15% return of the average Lipper(1) large-cap value fund and the 6.96% return of the S&P 500(R) Index(2) for the six months ended June 30, 2007. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 1 for Fund returns with sales charges.

WHAT ACCOUNTED FOR THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD?

The Fund's strong performance during the reporting period was principally due to superior stock selection, but favorable sector weightings also contributed to the Fund's relative results.

WHICH SECTORS WERE THE STRONGEST PERFORMERS FOR THE FUND DURING THE REPORTING PERIOD AND WHICH SECTORS WERE PARTICULARLY WEAK?

During the first half of 2007, materials, telecommunication services and energy were the Fund's top-performing sectors in absolute terms. Financials, consumer discretionary and utilities were the Fund's weakest-performing sectors.

WHICH INDIVIDUAL STOCKS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S ABSOLUTE PERFOR-MANCE AND WHICH ONES DETRACTED FROM THE FUND'S RESULTS?

Rio Tinto, AT&T and Schlumberger were the strongest contributors to the Fund's performance, while Motorola, Citigroup and Bank of America were the weakest contributors.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During the reporting period, we added Coca Cola to the Fund on ICAP's expectation that management would solve several problems that have plagued the company in recent years. The Fund also initiated a position in Proctor & Gamble, the world's largest household products and personal-care company.

During the first half of 2007, the Fund eliminated several stocks, including leading global packaged-goods company, Altria Group, transportation company CSX and restaurant operator McDonald's, all of which reached their respective target prices.

WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND'S SECTOR WEIGHTINGS DURING THE REPORTING PERIOD?

During the first half of 2007, the Fund increased its weightings relative to the S&P 500(R) Index in information technology and materials. Over the same period, the Fund reduced its exposure relative to the Index in the financials and consumer discretionary sectors.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of June 30, 2007, the sectors in which the Fund was most significantly overweight relative to the S&P 500(R) Index were materials and financials. On the same date, information technology, consumer discretionary and health care were the sectors in which the Fund was most significantly underweight relative to the benchmark.


The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.
1. See footnote on page 2 for more information on Lipper Inc.
2. See footnote on page 2 for more information on the S&P 500(R) Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                     www.mainstayfunds.com     5

PORTFOLIO OF INVESTMENTS JUNE 30, 2007 UNAUDITED


                                                         SHARES            VALUE
COMMON STOCKS (98.0%) +
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (6.1%)
Harley-Davidson, Inc.                                   135,300   $    8,065,233
InterContinental Hotels
 Group PLC, ADR (a)                                     352,248        8,728,705
Office Depot, Inc. (b)                                  363,000       10,998,900
Target Corp.                                            288,350       18,339,060
Viacom, Inc. Class B (b)                                428,400       17,834,292
                                                                  --------------
                                                                      63,966,190
                                                                  --------------
CONSUMER STAPLES (10.6%)
Coca-Cola Co. (The)                                     509,200       26,636,252
CVS Caremark Corp.                                      626,350       22,830,457
PepsiCo, Inc.                                           465,950       30,216,857
V  Procter & Gamble Co. (The)                           499,050       30,536,869
                                                                  --------------
                                                                     110,220,435
                                                                  --------------
ENERGY (12.4%)
ExxonMobil Corp.                                        303,350       25,444,998
Hess Corp.                                              290,550       17,130,828
Occidental Petroleum Corp.                              449,200       25,999,696
Schlumberger, Ltd.                                      120,350       10,222,529
Total S.A., Sponsored ADR (a)                           333,050       26,970,389
XTO Energy, Inc.                                        403,750       24,265,375
                                                                  --------------
                                                                     130,033,815
                                                                  --------------
FINANCIALS (23.8%)
V  American International Group, Inc.                   481,550       33,722,946
V  Bank of America Corp.                                761,200       37,215,068
Bank of New York Co., Inc. (The)                        507,400       21,026,656
V  Citigroup, Inc.                                      916,336       46,998,873
Host Hotels & Resorts, Inc.                             419,100        9,689,592
V  JPMorgan Chase & Co.                                 732,200       35,475,090
Morgan Stanley                                          275,539       23,112,211
Wachovia Corp.                                          148,700        7,620,875
V  Wells Fargo & Co.                                    966,900       34,005,873
                                                                  --------------
                                                                     248,867,184
                                                                  --------------
HEALTH CARE (9.0%)
Bristol-Myers Squibb Co.                                861,100       27,176,316
Hospira, Inc. (b)                                       251,750        9,828,320
Merck & Co., Inc.                                       519,650       25,878,570
V  Novartis AG, ADR (a)                                 557,200       31,242,204
                                                                  --------------
                                                                      94,125,410
                                                                  --------------
INDUSTRIALS (10.8%)
V  General Electric Co.                                 880,750       33,715,110
Honeywell International, Inc.                           429,500       24,172,260
Masco Corp.                                             728,350       20,736,125


                                                         SHARES            VALUE
INDUSTRIALS (CONTINUED)
Norfolk Southern Corp.                                  356,850   $   18,759,605
Textron, Inc.                                           141,050       15,531,016
                                                                  --------------
                                                                     112,914,116
                                                                  --------------
INFORMATION TECHNOLOGY (10.2%)
Cisco Systems, Inc. (b)                               1,004,000       27,961,400
Corning, Inc. (b)                                       464,350       11,864,143
Hewlett-Packard Co.                                     513,100       22,894,522
Motorola, Inc.                                        1,110,500       19,655,850
Texas Instruments, Inc.                                 655,200       24,655,176
                                                                  --------------
                                                                     107,031,091
                                                                  --------------
MATERIALS (8.6%)
V  E.I. du Pont de Nemours & Co.                        625,350       31,792,794
International Paper Co. (c)                             445,650       17,402,633
Rio Tinto PLC, Sponsored ADR (a)(c)                      85,200       26,081,424
Temple-Inland, Inc.                                     240,750       14,813,348
                                                                  --------------
                                                                      90,090,199
                                                                  --------------
TELECOMMUNICATION SERVICES (3.9%)
V  AT&T, Inc.                                           988,406       41,018,849
                                                                  --------------

UTILITIES (2.6%)
Dominion Resources, Inc.                                310,700       26,816,517
                                                                  --------------
Total Common Stocks
 (Cost $826,464,457)                                               1,025,083,806
                                                                  --------------
                                                      PRINCIPAL
                                                         AMOUNT
SHORT-TERM INVESTMENTS (2.7%)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (0.2%)
Barton Capital LLC
 5.29%, due 7/5/07 (d)                              $ 1,017,851        1,017,851
Kitty Hawk Funding Corp.
 5.335%, due 7/30/07 (d)                                562,668          562,668
Lexington Parker Capital Co.
 5.319%, due 7/3/07 (d)                               1,017,851        1,017,851
                                                                  --------------
Total Commercial Paper
 (Cost $2,598,370)                                                     2,598,370
                                                                  --------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 6   MainStay ICAP Equity Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES            VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
INVESTMENT COMPANY (0.4%)
BGI Institutional Money Market Fund (d)               4,580,770   $    4,580,770
                                                                  --------------
Total Investment Company
 (Cost $4,580,770)                                                     4,580,770
                                                                  --------------
                                                      PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENT (0.4%)
Morgan Stanley & Co.
 5.48%, dated 6/29/07
 due 7/2/07
 Proceeds at Maturity $4,073,261
 (Collateralized by various Corporate Bonds, with
 rates between 0.00%-8.40% and maturity dates
 between 8/1/07-12/15/20, with a Principal Amount
 of $4,263,450 and a Market Value of $4,203,615)
 (d)                                                $ 4,071,402        4,071,402
                                                                  --------------
Total Repurchase Agreement
 (Cost $4,071,402)                                                     4,071,402
                                                                  --------------
TIME DEPOSITS (1.7%)
Abbey National PLC
 5.29%, due 7/2/07 (d)                                2,035,700        2,035,700
Bank of America Corp.
 5.29%, due 8/16/07 (d)(e)                            1,017,851        1,017,851
Fortis Bank
 5.30%, due 7/30/07 (d)                               2,035,701        2,035,701
Rabobank Nederland
 5.29%, due 7/18/07 (d)                               2,035,701        2,035,701
Societe Generale North America, Inc.
 5.32%, due 7/2/07 (d)                               10,178,505       10,178,505
                                                                  --------------
Total Time Deposits
 (Cost $17,303,458)                                                   17,303,458
                                                                  --------------
Total Short-Term Investments
 (Cost $28,554,000)                                                   28,554,000
                                                                  --------------
Total Investments
 (Cost $855,018,457) (f)                                  100.7%   1,053,637,806(g)
Liabilities in Excess of
 Cash and Other Assets                                     (0.7)      (7,124,789)
                                                    -----------   --------------
Net Assets                                                100.0%  $1,046,513,017
                                                    ===========   ==============

(a)  ADR--American Depositary Receipt.
(b)  Non-income producing security.
(c) Represents a security, or a portion thereof, which is out on loan.
(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e) Floating rate. Rate shown is the rate in effect at June 30, 2007.
(f)  The cost for federal income tax purposes is $855,811,807.
(g)  At June 30, 2007 net unrealized appreciation was
     $197,825,999, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $205,513,208 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,687,209.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com    7

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost
  $855,018,457) including $27,665,802 market
  value of securities loaned                  $1,053,637,806
Cash                                              21,334,902
Receivables:
  Investment securities sold                      16,137,886
  Dividends and interest                           1,136,767
  Fund shares sold                                   835,775
Other assets                                          84,567
                                              --------------
    Total assets                               1,093,167,703
                                              --------------
LIABILITIES:
Securities lending collateral                     28,554,000
Payables:
  Investment securities purchased                 16,165,328
  Fund shares redeemed                             1,192,258
  Manager (See Note 3)                               595,655
  Transfer agent (See Note 3)                         96,464
  Shareholder communication                           35,224
  NYLIFE Distributors (See Note 3)                     7,023
  Professional fees                                    5,608
  Custodian                                            2,447
Accrued expenses                                         679
                                              --------------
    Total liabilities                             46,654,686
                                              --------------
Net assets                                    $1,046,513,017
                                              ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share)
  100 million shares authorized:
  Class A                                     $        3,680
  Class C                                                850
  Class I                                            212,384
  Class R1                                                 6
  Class R2                                               255
  Class R3                                                10
Additional paid-in capital                       759,346,575
Accumulated undistributed net investment
  income                                              11,548
Accumulated undistributed net realized gain
  on investments                                  88,318,360
Net unrealized appreciation on investments       198,619,349
                                              --------------
Net assets                                    $1,046,513,017
                                              ==============
CLASS A
Net assets applicable to outstanding shares   $   17,724,321
                                              ==============
Shares of capital stock outstanding                  368,025
                                              ==============
Net asset value per share outstanding         $        48.16
Maximum sales charge (5.50% of offering
  price)                                                2.80
                                              --------------
Maximum offering price per share outstanding  $        50.96
                                              ==============
CLASS C
Net assets applicable to outstanding shares   $    4,084,287
                                              ==============
Shares of capital stock outstanding                   84,952
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        48.08
                                              ==============
CLASS I
Net assets applicable to outstanding shares   $1,023,398,414
                                              ==============
Shares of capital stock outstanding               21,238,407
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        48.19
                                              ==============
CLASS R1
Net assets applicable to outstanding shares   $       29,585
                                              ==============
Shares of capital stock outstanding                      614
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        48.19*
                                              ==============
CLASS R2
Net assets applicable to outstanding shares   $    1,230,449
                                              ==============
Shares of capital stock outstanding                   25,547
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        48.16
                                              ==============
CLASS R3
Net assets applicable to outstanding shares   $       45,961
                                              ==============
Shares of capital stock outstanding                      955
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        48.15*
                                              ==============

* Difference in the NAV recalculation and NAV stated above is caused by rounding differences.

 8   MainStay ICAP Equity Fund      The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                  $12,736,792
  Interest                                           352,032
  Income from securities loaned--net                  60,641
                                                 ------------
    Total income                                  13,149,465
                                                 ------------
EXPENSES:
  Manager (See Note 3)                             4,033,999
  Transfer agent--Class A and C (See Note 3)         288,201
  Transfer agent--Classes I, R1, R2 and R3 (See
    Note 3)                                          288,201
  Professional fees                                   58,436
  Registration                                        55,800
  Shareholder communication                           37,503
  Distribution/Service--Class A (See Note 3)          21,605
  Service--Class C (See Note 3)                        3,784
  Distribution/Service--Class R2 (See Note 3)          1,478
  Distribution/Service--Class R3 (See Note 3)         21,605
  Directors                                           20,750
  Custodian                                           18,467
  Distribution--Class C (See Note 3)                  11,352
  Shareholder service--Class R1 (See Note 3)             625
  Shareholder service--Class R2 (See Note 3)             591
  Shareholder service--Class R3 (See Note 3)             625
  Miscellaneous                                       23,838
                                                 ------------
    Total expenses before reimbursement            4,570,576
  Expense reimbursement from Manager (See Note
    3)                                              (494,794)
                                                 ------------
    Net expenses                                   4,075,782
                                                 ------------
Net investment income                              9,073,683
                                                 ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                  86,513,657
Net change in unrealized appreciation on
  investments                                    (18,471,617)
                                                 ------------
Net realized and unrealized gain on investments   68,042,040
                                                 ------------
Net increase in net assets resulting from
  operations                                     $77,115,723
                                                 ============

(a) Dividends recorded net of foreign withholding taxes in the amount of $178,738.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.   www.mainstayfunds.com    9

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2006

                                               2007            2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $    9,073,683   $  12,660,103
 Net realized gain on investments        86,513,657      78,166,968
 Net change in unrealized
  appreciation on investments           (18,471,617)     75,705,157
                                     ------------------------------
 Net increase in net assets
  resulting from operations              77,115,723     166,532,228
                                     ------------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                                 (116,673)        (24,349)
   Class C                                  (15,230)         (4,781)
   Class I                               (8,953,292)    (12,653,726)
   Class R1                                    (279)           (224)
   Class R2                                  (8,885)         (4,448)
   Class R3                                    (189)           (155)
 From net realized gain on investments:
   Class A                                       --        (480,229)
   Class C                                       --        (144,500)
   Class I                                       --     (77,462,516)
   Class R1                                      --          (2,759)
   Class R2                                      --         (89,065)
   Class R3                                      --          (2,090)
                                     ------------------------------
 Total dividends and distributions
  to shareholders                        (9,094,548)    (90,868,842)
                                     ------------------------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class A                               10,853,814       6,766,799
   Class C                                2,236,961       1,894,048
   Class I                               71,762,631     234,492,226
   Class R1                                      --          37,500
   Class R2                                  16,060       1,163,952
   Class R3                                  16,136          25,000

                                               2007            2006
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class A                           $      105,219   $     470,249
   Class C                                   12,048         112,572
   Class I                                8,899,138      89,574,354
   Class R1                                     279           2,983
   Class R2                                   8,885          93,513
   Class R3                                     189           2,245
                                     ------------------------------
                                         93,911,360     334,635,441
 Cost of shares redeemed:
   Class A                                 (957,992)       (183,938)
   Class C                                 (293,738)         (5,042)
   Class I                             (106,613,292)   (217,623,098)
   Class R1                                  (9,050)             --
   Class R2                                 (36,587)         (6,357)
   Class R3                                    (107)             --
                                     ------------------------------
                                       (107,910,766)   (217,818,435)
   Increase (decrease) in net
     assets derived from capital
     share transactions                 (13,999,406)    116,817,006
                                     ------------------------------
   Net increase in net assets            54,021,769     192,480,392

NET ASSETS:
Beginning of period                     992,491,248     800,010,856
                                     ------------------------------
End of period                        $1,046,513,017   $ 992,491,248
                                     ==============================
Accumulated undistributed net
 investment income at end of period  $       11,548   $      32,413
                                     ==============================

 10   MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     11

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                      CLASS A                           CLASS C
                                            ----------------------------      ----------------------------
                                                            SEPTEMBER 1,                      SEPTEMBER 1,
                                            SIX MONTHS        2006(A)         SIX MONTHS        2006(A)
                                              ENDED           THROUGH           ENDED           THROUGH
                                             JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                              2007*             2006            2007*             2006
Net asset value at beginning of period       $ 45.01           $44.82           $44.96           $44.82
                                            ----------      ------------      ----------      ------------
Net investment income                           0.36             0.20(b)          0.20             0.08(b)
Net realized and unrealized gain (loss) on
  investments                                   3.14             4.02             3.12             4.03
                                            ----------      ------------      ----------      ------------
Total from investment operations                3.50             4.22             3.32             4.11
                                            ----------      ------------      ----------      ------------
Less dividends and distributions:
  From net investment income                   (0.35)           (0.30)           (0.20)           (0.24)
  From net realized gain on investments           --            (3.73)              --            (3.73)
                                            ----------      ------------      ----------      ------------
Total dividends and distributions              (0.35)           (4.03)           (0.20)           (3.97)
                                            ----------      ------------      ----------      ------------
Net asset value at end of period             $ 48.16           $45.01           $48.08           $44.96
                                            ==========      ============      ==========      ============
Total investment return (c)                     7.79%(d)         9.55%(d)         7.38%(d)         9.30%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         1.55%+           1.28%+           0.79%+           0.54%+
  Net expenses                                  1.15%+           1.30%+           1.90%+           2.05%+
  Expenses (before reimbursement/waiver)        1.24%+           1.39%+           1.99%+           2.14%+
Portfolio turnover rate                           40%              80%              40%              80%
Net assets at end of period (in 000's)       $17,724           $6,798           $4,084           $1,922

                                                      CLASS R1                          CLASS R2
                                            ----------------------------      ----------------------------
                                                            SEPTEMBER 1,                      SEPTEMBER 1,
                                            SIX MONTHS        2006(A)         SIX MONTHS        2006(A)
                                              ENDED           THROUGH           ENDED           THROUGH
                                             JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                              2007*             2006            2007*             2006
Net asset value at beginning of period        $45.00           $44.82           $45.02           $44.82
                                            ----------      ------------      ----------      ------------
Net investment income                           0.47             0.22(b)          0.34             0.12(b)
Net realized and unrealized gain on
  investments                                   3.12             4.03             3.15             4.13
                                            ----------      ------------      ----------      ------------
Total from investment operations                3.59             4.25             3.49             4.25
                                            ----------      ------------      ----------      ------------
Less dividends and distributions:
  From net investment income                   (0.40)           (0.34)           (0.35)           (0.32)
  From net realized gain on investments           --            (3.73)              --            (3.73)
                                            ----------      ------------      ----------      ------------
Total dividends and distributions              (0.40)           (4.07)           (0.35)           (4.05)
                                            ----------      ------------      ----------      ------------
Net asset value at end of period              $48.19           $45.00           $48.16           $45.02
                                            ==========      ============      ==========      ============
Total investment return (c)                     7.91%(d)         9.67%(d)         7.77%(d)         9.58%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         1.80%+           1.38%+           1.45%+           0.77%+
  Net expenses                                  0.90%+           0.90%+           1.15%+           1.15%+
  Expenses (before reimbursement/waiver)        1.00%+           0.99%+           1.25%+           1.24%+
Portfolio turnover rate                           40%              80%              40%              80%
Net assets at end of period (in 000's)        $   30           $   40           $1,230           $1,161

(a)  Commencement of operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is calculated exclusive of sales charges. Class I, Class R1, Class R2 and
     Class R3 are not subject to sales charges.
(d)  Total return is not annualized.
+    Annualized.
*    Unaudited.

 12   MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                        CLASS I
---------------------------------------------------------------------------------------
     SIX MONTHS
       ENDED
      JUNE 30,                            YEAR ENDED DECEMBER 31,
       2007*           2006          2005          2004           2003           2002
     $   45.03       $  41.17      $  44.01      $  40.89      $    32.07      $  43.01
     ----------      --------      --------      --------      ----------      --------
          0.42           0.63(b)       0.65          0.72            0.37          0.36
          3.16           7.59          4.17          3.88            8.82        (10.94)
     ----------      --------      --------      --------      ----------      --------
          3.58           8.22          4.82          4.60            9.19        (10.58)
     ----------      --------      --------      --------      ----------      --------
         (0.42)         (0.63)        (0.64)        (0.72)          (0.37)        (0.36)
            --          (3.73)        (7.02)        (0.76)             --            --
     ----------      --------      --------      --------      ----------      --------
         (0.42)         (4.36)        (7.66)        (1.48)          (0.37)        (0.36)
     ----------      --------      --------      --------      ----------      --------
     $   48.19       $  45.03      $  41.17      $  44.01      $    40.89      $  32.07
     ==========      ========      ========      ========      ==========      ========
          7.99%(d)      20.17%        10.91%        11.33%          28.83%       (24.66%)
          1.81%+         1.42%         1.37%         1.63%           1.03%         0.96%
          0.80%+         0.80%         0.80%         0.80%           0.80%         0.80%
          0.90%+         0.88%         0.88%         0.87%           0.87%         0.86%
            40%            80%           86%           74%             97%           85%
     $1,023,398      $982,543      $800,011      $943,964      $1,079,900      $881,809

            CLASS R3
---------------------------------
                     SEPTEMBER 1,
    SIX MONTHS         2006(A)
      ENDED            THROUGH
     JUNE 30,        DECEMBER 31,
      2007*              2006
      $45.00            $44.82
    ----------       ------------
        0.33              0.13(b)
        3.12              4.06
    ----------       ------------
        3.45              4.19
    ----------       ------------
       (0.30)            (0.28)
          --             (3.73)
    ----------       ------------
       (0.30)            (4.01)
    ----------       ------------
      $48.15            $45.00
    ==========       ============
        7.63%(d)          9.49%(d)
        1.15%+            0.86%+
        1.40%+            1.40%+
        1.50%+            1.49%+
          40%               80%
      $   46            $   27

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

MAINSTAY ICAP SELECT EQUITY FUND
INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        3.61%   17.35%  13.45%    10.76%
Excluding sales charges   9.64    24.18   14.75     11.42

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                         CLASS A                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------          -----------------------
12/31/97                                                   9450                       10000                       10000
                                                          11041                       11771                       11213
                                                          13330                       14450                       13068
                                                          14092                       15497                       12400
                                                          15574                       13199                       13383
                                                          13275                       10825                       10962
                                                          13057                       10852                       10760
                                                          16678                       12926                       13155
                                                          18888                       13743                       14625
                                                          21263                       14929                       16470
6/30/07                                                   26405                       18003                       20055

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        8.22%   22.27%  13.89%    10.59%
Excluding sales charges   9.22    23.27   13.89     10.59

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                         CLASS C                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11640                       11771                       11213
                                                          13948                       14450                       13068
                                                          14636                       15497                       12400
                                                          16054                       13199                       13383
                                                          13581                       10825                       10962
                                                          13258                       10852                       10760
                                                          16809                       12926                       13155
                                                          18894                       13743                       14625
                                                          21111                       14929                       16470
6/30/07                                                   26024                       18003                       20055

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                          9.77%   24.51%  15.04%    11.70%

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                         CLASS I                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11698                       11771                       11213
                                                          14158                       14450                       13068
                                                          15006                       15497                       12400
                                                          16625                       13199                       13383
                                                          14206                       10825                       10962
                                                          14008                       10852                       10760
                                                          17938                       12926                       13155
                                                          20365                       13743                       14625
                                                          22984                       14929                       16470
6/30/07                                                   28617                       18003                       20055

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class C shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of ..25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .50% and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The expense limitation will continue through August 25, 2008. There is no guarantee that it will continue after that date. Effective 8/31/06, ICAP Select Equity Fund was renamed MainStay ICAP Select Equity Fund. At that time, the Fund's existing no-load shares were redesignated Class I

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 14   MainStay ICAP Select Equity Fund

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                          9.74%   24.44%  14.93%    11.60%

(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R1                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11692                       11771                       11213
                                                          14137                       14450                       13068
                                                          14968                       15497                       12400
                                                          16567                       13199                       13383
                                                          14142                       10825                       10962
                                                          13931                       10852                       10760
                                                          17822                       12926                       13155
                                                          20213                       13743                       14625
                                                          22790                       14929                       16470
6/30/07                                                   28360                       18003                       20055

CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                          9.57%   24.10%  14.64%    11.32%

(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R2                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11678                       11771                       11213
                                                          14084                       14450                       13068
                                                          14875                       15497                       12400
                                                          16423                       13199                       13383
                                                          13984                       10825                       10962
                                                          13741                       10852                       10760
                                                          17535                       12926                       13155
                                                          19838                       13743                       14625
                                                          22310                       14929                       16470
6/30/07                                                   27686                       18003                       20055

CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                          9.43%   23.80%  14.35%    11.04%

(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R3                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11663                       11771                       11213
                                                          14032                       14450                       13068
                                                          14782                       15497                       12400
                                                          16280                       13199                       13383
                                                          13828                       10825                       10962
                                                          13553                       10852                       10760
                                                          17252                       12926                       13155
                                                          19469                       13743                       14625
                                                          21841                       14929                       16470
6/30/07                                                   27039                       18003                       20055

                                                          SIX      ONE     FIVE      SINCE
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS    INCEPTION
--------------------------------------------------------------------------------------------

S&P 500(R) Index(1)                                       6.96%   20.59%  10.71%     6.38%
S&P 500/Citigroup Value Index(2)                          7.37    21.77   12.84      7.60
Average Lipper large-cap value fund(3)                    7.15    20.81   11.33      7.09

shares. Performance for Class A, C, R1, R2 and R3 shares, first offered 8/31/06, includes the historical performance of Class I shares from inception (12/31/97) through 8/30/06 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class A, C, R1, R2 and R3 shares.
1. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. The S&P 500(R) Index is considered to be the Fund's broad-based securities-market index for comparison purposes. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
2. The S&P 500/Citigroup Value Index is an unmanaged index of stocks representing approximately half of the market capitalization of the stocks in the S&P 500(R) Index. On a growth-value spectrum, stocks in the S&P 500/Citigroup Value Index have been identified as falling either wholly or partially within the value half of the spectrum, based on multiple factors. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                    www.mainstayfunds.com     15

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP SELECT EQUITY FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from January 1, 2007, to June 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2007, to June 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended June 30, 2007. Simply divide your account value by $1,000

(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            1/1/07            6/30/07           PERIOD(1)           6/30/07            PERIOD(1)

CLASS A SHARES                        $1,000.00         $1,096.80            $5.72            $1,011.20             $5.49
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00         $1,092.95            $9.60            $1,007.45             $9.21
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00         $1,098.10            $4.23            $1,021.00             $4.08
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00         $1,097.80            $4.68            $1,012.20             $4.49
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00         $1,096.25            $5.98            $1,010.95             $5.73
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00         $1,094.90            $7.27            $1,009.70             $6.98
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio (net of fee waivers) of each class (1.10% for Class A, 1.85% for Class C, 0.80% for Class I, 0.90% for Class R1, 1.15% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

 16   MainStay ICAP Select Equity Fund

PORTFOLIO COMPOSITION AS OF JUNE 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

                                                                  SHORT-TERM INVESTMENTS
                                                               (COLLATERAL FROM SECURITIES      LIABILITIES IN EXCESS OF CASH AND
COMMON STOCKS                                                        LENDING IS 0.6%)                     OTHER ASSETS
-------------                                                  ---------------------------      ---------------------------------
97.6                                                                       2.50                               (0.10)

See Portfolio of Investments on page 19 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF JUNE 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Novartis AG, ADR
 2.  E.I. du Pont de Nemours & Co.
 3.  American International Group, Inc.
 4.  Citigroup, Inc.
 5.  JPMorgan Chase & Co.
 6.  General Electric Co.
 7.  Morgan Stanley
 8.  Procter & Gamble Co. (The)
 9.  Cisco Systems, Inc.
10.  AT&T, Inc.

                                                    www.mainstayfunds.com     17

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Jerrold K. Senser, CFA, and Thomas R. Wenzel, CFA, of Institutional Capital LLC (ICAP)

WERE THERE ANY CHANGES IN THE DAY-TO-DAY MANAGEMENT OF MAINSTAY ICAP SELECT EQUITY FUND DURING THE REPORTING PERIOD?

No, there weren't. But regrettably, on July 3, 2007, Robert H. Lyon, who had served as the Fund's co- portfolio manager, passed away. ICAP's team-based portfolio management approach remains the same, and with Mr. Lyon's passing, Jerrold K. Senser and Thomas R. Wenzel will continue to serve as co-portfolio managers of the Fund.

HOW DID MAINSTAY ICAP SELECT EQUITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED JUNE 30, 2007?

Excluding all sales charges, MainStay ICAP Select Equity Fund returned 9.64% for Class A shares and 9.22% for Class C shares for the six months ended June 30, 2007. Over the same period, Class I shares returned 9.77%, Class R1 shares returned 9.74%, Class R2 shares returned 9.57% and Class R3 shares returned 9.43%. All share classes outperformed the 7.15% return of the average Lipper(1) large-cap value fund and the 6.96% return of the S&P 500(R) Index(2) for the six months ended June 30, 2007. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 14 for Fund returns with sales charges.

WHAT ACCOUNTED FOR THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD?

The Fund's strong performance during the reporting period was mainly a function of superior stock selection, but favorable sector weightings also contributed to the Fund's relative results.

WHICH SECTORS WERE THE STRONGEST PERFORMERS FOR THE FUND DURING THE REPORTING PERIOD AND WHICH SECTORS WERE PARTICULARLY WEAK?

During the first half of 2007, materials, telecommunication services and energy were the Fund's top-performing sectors in absolute terms. Financials, consumer discretionary and utilities were the Fund's weakest-performing sectors.

WHICH INDIVIDUAL STOCKS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH ONES DETRACTED FROM THE FUND'S RESULTS?

Rio Tinto PLC, Occidental Petroleum and AT&T were the strongest contributors to the Fund's absolute performance during the first half of 2007. Over the same period, Motorola, Citigroup and Total S.A. were the Fund's weakest performers.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During the reporting period, we added Cisco Systems and Procter & Gamble to the Fund. Both purchases were based on specific catalysts for price appreciation. ICAP believes that new products could generate strong revenue growth at Cisco Systems. ICAP believes that financial reengineering at Procter & Gamble could improve earnings through synergies from the company's recent merger with Gillette.

During the first half of 2007, the Fund eliminated its positions in Eli Lilly & Company and Travelers as the stocks reached their respective price targets.

WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND'S SECTOR WEIGHTINGS DURING THE REPORTING PERIOD?

During the first half of 2007, the Fund increased its weightings relative to the S&P 500(R) Index in information technology, materials and telecommunication services. Over the same period, the Fund decreased its exposure relative to the benchmark in the energy, financials and consumer discretionary sectors.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of June 30, 2007, the sectors in which the Fund was most significantly overweight relative to the S&P 500(R) Index were materials and consumer staples. On the same date, consumer discretionary, financials and information technology were the sectors in which the Fund was most significantly underweight relative to the benchmark.


The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.

1. See footnote on page 15 for more information on Lipper Inc.

2. See footnote on page 15 for more information on the S&P 500(R) Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 18   MainStay ICAP Select Equity Fund

PORTFOLIO OF INVESTMENTS JUNE 30, 2007 UNAUDITED


                                                         SHARES            VALUE
COMMON STOCKS (97.6%)+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (7.0%)
InterContinental Hotels Group PLC, ADR (a)            1,293,012   $   32,040,837
Office Depot, Inc. (b)                                1,081,150       32,758,845
Target Corp.                                          1,031,600       65,609,760
                                                                  --------------
                                                                     130,409,442
                                                                  --------------
CONSUMER STAPLES (10.7%)
Coca-Cola Co. (The)                                   1,273,000       66,590,630
CVS Caremark Corp.                                    1,516,900       55,291,005
V  Procter & Gamble Co. (The)                         1,258,400       77,001,496
                                                                  --------------
                                                                     198,883,131
                                                                  --------------
ENERGY (8.7%)
Hess Corp.                                            1,161,400       68,476,144
Occidental Petroleum Corp.                            1,286,382       74,455,790
Schlumberger, Ltd.                                      214,750       18,240,865
                                                                  --------------
                                                                     161,172,799
                                                                  --------------
FINANCIALS (17.8%)
V  American International Group, Inc.                 1,219,350       85,391,080
V  Citigroup, Inc.                                    1,633,200       83,766,828
V  JPMorgan Chase & Co.                               1,721,500       83,406,675
V  Morgan Stanley                                       942,850       79,086,258
                                                                  --------------
                                                                     331,650,841
                                                                  --------------
HEALTH CARE (11.1%)
Bristol-Myers Squibb Co.                              1,843,650       58,185,594
Hospira, Inc. (b)                                     1,021,800       39,891,072
V  Novartis AG, ADR (a)                               1,933,900      108,433,773
                                                                  --------------
                                                                     206,510,439
                                                                  --------------
INDUSTRIALS (11.8%)
V  General Electric Co.                               2,116,800       81,031,104
Norfolk Southern Corp.                                1,234,000       64,871,380
Textron, Inc.                                           677,950       74,649,075
                                                                  --------------
                                                                     220,551,559
                                                                  --------------
INFORMATION TECHNOLOGY (12.9%)
V  Cisco Systems, Inc. (b)                            2,760,650       76,884,103
Hewlett-Packard Co.                                   1,451,050       64,745,851
Motorola, Inc.                                        2,931,350       51,884,895
Texas Instruments, Inc.                               1,243,750       46,802,313
                                                                  --------------
                                                                     240,317,162
                                                                  --------------
MATERIALS (9.7%)
V  E.I. du Pont de Nemours & Co.                      1,746,100       88,771,724
Rio Tinto PLC, Sponsored ADR (a)(c)                     170,725       52,262,337
Temple-Inland, Inc.                                     641,400       39,465,342
                                                                  --------------
                                                                     180,499,403
                                                                  --------------
TELECOMMUNICATION SERVICES (4.1%)
V  AT&T, Inc.                                         1,821,750       75,602,625
                                                                  --------------


                                                         SHARES            VALUE
UTILITIES (3.8%)
Dominion Resources, Inc.                                830,200   $   71,654,562
                                                                  --------------
Total Common Stocks
 (Cost $1,662,809,356)                                             1,817,251,963
                                                                  --------------
                                                      PRINCIPAL
                                                         AMOUNT
SHORT-TERM INVESTMENTS (2.5%)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (0.2%)
Barton Capital LLC
 5.29%, due 7/5/07 (d)                              $ 1,636,423        1,636,423
Kitty Hawk Funding Corp.
 5.335%, due 7/30/07 (d)                                904,615          904,615
Lexington Parker Capital Co.
 5.319%, due 7/3/07 (d)                               1,636,423        1,636,423
                                                                  --------------
Total Commercial Paper
 (Cost $4,177,461)                                                     4,177,461
                                                                  --------------

                                                         SHARES
INVESTMENT COMPANY (0.4%)
BGI Institutional Money Market Fund (d)               7,364,617        7,364,617
                                                                  --------------
Total Investment Company
 (Cost $7,364,617)                                                     7,364,617
                                                                  --------------
                                                      PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENT (0.4%)
Morgan Stanley & Co.
 5.48%, dated 6/29/07
 due 7/2/07
 Proceeds at Maturity $6,548,683 (Collateralized
 by various Corporate Bonds, with rates between
 0.00%-8.40% and maturity dates between
 8/1/07-12/15/20, with a Principal Amount of
 $6,854,454 and a Market Value of $6,758,256) (d)   $ 6,545,694        6,545,694
                                                                  --------------
Total Repurchase Agreement
 (Cost $6,545,694)                                                     6,545,694
                                                                  --------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    19

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
TIME DEPOSITS (1.5%)
Abbey National PLC
 5.29%, due 7/2/07 (d)                              $ 3,272,847   $    3,272,847
Bank of America Corp.
 5.29%, due 8/16/07 (d)(e)                            1,636,423        1,636,423
Fortis Bank
 5.30%, due 7/30/07 (d)                               3,272,847        3,272,847
Rabobank Nederland
 5.29%, due 7/18/07 (d)                               3,272,847        3,272,847
Societe Generale North America, Inc.
 5.32%, due 7/2/07 (d)                               16,364,234       16,364,234
                                                                  --------------
Total Time Deposits
 (Cost $27,819,198)                                                   27,819,198
                                                                  --------------
Total Short-Term Investments
 (Cost $45,906,970)                                                   45,906,970
                                                                  --------------
Total Investments
 (Cost $1,708,716,326) (f)                                100.1%   1,863,158,933(g)
Liabilities in Excess of
 Cash and Other Assets                                     (0.1)      (1,625,679)
                                                    -----------   --------------
Net Assets                                                100.0%  $1,861,533,254
                                                    ===========   ==============

(a)   ADR--American Depositary Receipt.
(b)   Non-income producing security.
(c) Represents a security, or a portion thereof, which is out on loan.
(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e) Floating rate. Rate shown is the rate in effect at June 30, 2007.
(f)   The cost for federal income tax purposes is $1,709,121,243.
(g)   At June 30, 2007 net unrealized appreciation was
      $154,037,690, based on cost for federal income tax purposes.
      This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $176,908,931 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $22,871,241.

 20   MainStay ICAP Select Equity Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $1,708,716,326) including
  $44,874,804 market value of securities
  loaned                                      $1,863,158,933
Cash                                              56,883,627
Receivables:
  Investment securities sold                      17,961,892
  Fund shares sold                                 4,607,460
  Dividends and interest                           2,185,734
Other assets                                         184,110
                                              --------------
    Total assets                               1,944,981,756
                                              --------------
LIABILITIES:
Securities lending collateral                     45,906,970
Payables:
  Investment securities purchased                 35,309,562
  Manager (See Note 3)                             1,054,373
  Fund shares redeemed                               974,495
  Transfer agent (See Note 3)                        107,918
  Shareholder communication                           40,563
  NYLIFE Distributors (See Note 3)                    27,036
  Professional fees                                   19,420
  Custodian                                            6,327
Accrued expenses                                       1,838
                                              --------------
    Total liabilities                             83,448,502
                                              --------------
Net assets                                    $1,861,533,254
                                              ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share)
  100 million shares authorized:
  Class A                                     $       16,261
  Class C                                              3,347
  Class I                                            389,159
  Class R1                                                82
  Class R2                                             1,816
  Class R3                                                23
Additional paid-in capital                     1,519,615,159
Accumulated undistributed net investment
  income                                               2,967
Accumulated undistributed net realized gain
  on investments                                 187,061,833
Net unrealized appreciation on investments       154,442,607
                                              --------------
Net assets                                    $1,861,533,254
                                              ==============
CLASS A
Net assets applicable to outstanding shares   $   73,655,423
                                              ==============
Shares of capital stock outstanding                1,626,098
                                              ==============
Net asset value per share outstanding         $        45.30
Maximum sales charge (5.50% of offering
  price)                                                2.64
                                              --------------
Maximum offering price per share outstanding  $        47.94
                                              ==============
CLASS C
Net assets applicable to outstanding shares   $   15,130,433
                                              ==============
Shares of capital stock outstanding                  334,659
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        45.21
                                              ==============
CLASS I
Net assets applicable to outstanding shares   $1,764,044,104
                                              ==============
Shares of capital stock outstanding               38,915,851
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        45.33
                                              ==============
CLASS R1
Net assets applicable to outstanding shares   $      373,899
                                              ==============
Shares of capital stock outstanding                    8,247
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        45.34
                                              ==============
CLASS R2
Net assets applicable to outstanding shares   $    8,226,256
                                              ==============
Shares of capital stock outstanding                  181,625
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        45.29
                                              ==============
CLASS R3
Net assets applicable to outstanding shares   $      103,139
                                              ==============
Shares of capital stock outstanding                    2,279
                                              ==============
Net asset value and offering price per share
  outstanding                                 $        45.26
                                              ==============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    21

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                 $ 19,423,509
  Interest                                           810,703
  Income from securities loaned--net                  76,381
                                                -------------
    Total income                                  20,310,593
                                                -------------
EXPENSES:
  Manager (See Note 3)                             6,691,266
  Transfer agent--Class A and Class C (See
    Note 3)                                           28,810
  Transfer agent--Classes I, R1, R2 and R3
    (See Note 3)                                     476,695
  Registration                                        89,857
  Professional fees                                   79,506
  Distribution/Service--Class A (See Note 3)          55,538
  Service--Class C (See Note 3)                       10,606
  Distribution/Service--Class R2 (See Note 3)          1,193
  Distribution/Service--Class R3 (See Note 3)             41
  Distribution--Class C (See Note 3)                  31,818
  Distribution--Class R3 (See Note 3)                     41
  Shareholder communication                           53,541
  Directors                                           31,340
  Custodian                                           19,743
  Shareholder service--Class R1 (See Note 3)              93
  Shareholder service--Class R2 (See Note 3)             477
  Shareholder service--Class R3 (See Note 3)              17
  Miscellaneous                                       33,510
                                                -------------
    Total expenses before reimbursement            7,604,092
  Expense reimbursement from Manager (See Note
    3)                                              (799,782)
                                                -------------
    Net expenses                                   6,804,310
                                                -------------
Net investment income                             13,506,283
                                                -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                 185,963,788
Net change in unrealized appreciation on
  investments                                    (41,409,105)
                                                -------------
Net realized and unrealized gain on
  investments                                    144,554,683
                                                -------------
Net increase in net assets resulting from
  operations                                    $158,060,966
                                                =============

(a) Dividends recorded net of foreign withholding taxes in the amount of $262,805.

 22   MainStay ICAP Select Equity Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2006

                                             2007             2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income             $   13,506,283   $   16,068,769
 Net realized gain on investments     185,963,788       51,838,298
 Net change in unrealized
  appreciation on investments         (41,409,105)     146,301,461
                                   -------------------------------
 Net increase in net assets
  resulting from operations           158,060,966      214,208,528
                                   -------------------------------

Dividends and distributions to shareholders:
From net investment income:
   Class A                               (403,019)         (62,040)
   Class C                                (47,835)          (8,943)
   Class I                            (13,174,621)     (15,882,176)
   Class R1                                (2,057)            (333)
   Class R2                               (31,622)            (179)
   Class R3                                  (191)            (166)
From net realized gain on investments:
   Class A                                     --         (513,568)
   Class C                                     --          (96,911)
   Class I                                     --      (50,248,917)
   Class R1                                    --           (2,081)
   Class R2                                    --             (913)
   Class R3                                    --             (912)
                                   -------------------------------
 Total dividends and
  distributions to shareholders       (13,659,345)     (66,817,139)
                                   -------------------------------
Capital share transactions:
Net proceeds from sale of shares:
   Class A                             56,824,962       16,498,267
   Class C                             11,536,927        3,181,101
   Class I                            298,053,875      822,125,038
   Class R1                               299,841           59,000
   Class R2                             8,373,680           25,000
   Class R3                                72,537           25,000

                                             2007             2006
Net asset value of shares issued to shareholders
 in reinvestment of dividend and distributions:
   Class A                         $      301,213   $      402,997
   Class C                                 31,778           82,074
   Class I                             12,355,594       61,544,480
   Class R1                                 2,057            2,414
   Class R2                                31,622            1,092
   Class R3                                   190            1,078
                                   -------------------------------
                                      387,884,276      903,947,541
Cost of shares redeemed:
   Class A                             (3,956,379)        (374,265)
   Class C                               (456,561)            (262)
   Class I                           (205,622,730)    (188,334,668)
   Class R1                                (5,269)              --
   Class R2                               (44,664)              --
   Class R3                                  (142)              --
                                   -------------------------------
                                     (210,085,745)    (188,709,195)
   Increase in net assets derived
    from capital share
    transactions                      177,798,531      715,238,346
                                   -------------------------------
   Net increase in net assets         322,200,152      862,629,735

NET ASSETS:
Beginning of period                 1,539,333,102      676,703,367
                                   -------------------------------
End of period                      $1,861,533,254   $1,539,333,102
                                   ===============================
Accumulated undistributed net
 investment income at end of
 period                            $        2,967   $      156,029
                                   ===============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    23

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                      CLASS A                           CLASS C
                                            ----------------------------      ----------------------------
                                                            SEPTEMBER 1,                      SEPTEMBER 1,
                                            SIX MONTHS        2006(A)         SIX MONTHS        2006(A)
                                              ENDED           THROUGH           ENDED           THROUGH
                                             JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                              2007*             2006            2007*             2006
Net asset value at beginning of period       $ 41.60          $ 39.46          $ 41.56           $39.46
                                            ----------      ------------      ----------      ------------
Net investment income                           0.32             0.24 (b)         0.18             0.13 (b)
Net realized and unrealized gain (loss) on
  investments                                   3.68             3.62             3.65             3.63
                                            ----------      ------------      ----------      ------------
Total from investment operations                4.00             3.86             3.83             3.76
                                            ----------      ------------      ----------      ------------
Less dividends and distributions:
  From net investment income                   (0.30)           (0.29)           (0.18)           (0.23)
  From net realized gain on investments           --            (1.43)              --            (1.43)
                                            ----------      ------------      ----------      ------------
Total dividends and distributions              (0.30)           (1.72)           (0.18)           (1.66)
                                            ----------      ------------      ----------      ------------
Net asset value at end of period             $ 45.30          $ 41.60          $ 45.21           $41.56
                                            ==========      ============      ==========      ============
Total investment return (c)                     9.64%(d)         9.84%(d)         9.22%(d)         9.59%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         1.52%+           1.73%+           0.80%+           0.91%+
  Net expenses                                  1.10%+           1.20%+           1.85%+           1.95%+
  Expenses (before waiver/reimbursement)        1.20%+           1.29%+           1.95%+           2.04%+
Portfolio turnover rate                           82%             115%              82%             115%
Net assets at end of period (in 000's)       $73,655          $16,514          $15,130           $3,293

                                                      CLASS R1                          CLASS R2
                                            ----------------------------      ----------------------------
                                                            SEPTEMBER 1,                      SEPTEMBER 1,
                                            SIX MONTHS        2006(A)         SIX MONTHS        2006(A)
                                              ENDED           THROUGH           ENDED           THROUGH
                                             JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                              2007*             2006            2007*             2006
Net asset value at beginning of period        $41.62           $39.46           $41.60           $39.46
                                            ----------      ------------      ----------      ------------
Net investment income                           0.32             0.26 (b)         0.28             0.17 (b)
Net realized and unrealized gain on
  investments                                   3.73             3.63             3.70             3.68
                                            ----------      ------------      ----------      ------------
Total from investment operations                4.05             3.89             3.98             3.85
                                            ----------      ------------      ----------      ------------
Less dividends and distributions:
  From net investment income                   (0.33)           (0.30)           (0.29)           (0.28)
  From net realized gain on investments           --            (1.43)              --            (1.43)
                                            ----------      ------------      ----------      ------------
Total dividends and distributions              (0.33)           (1.73)           (0.29)           (1.71)
                                            ----------      ------------      ----------      ------------
Net asset value at end of period              $45.34           $41.62           $45.29           $41.60
                                            ==========      ============      ==========      ============
Total investment return (c)                     9.74%(d)         9.94%(d)         9.57%(d)         9.85%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         1.93%+           1.89%+           3.72%+           1.25%+
  Net expenses                                  0.90%+           0.90%+           1.15%+           1.15%+
  Expenses (before waiver/reimbursement)        1.00%+           0.99%+           1.25%+           1.24%+
Portfolio turnover rate                           82%             115%              82%             115%
Net assets at end of period (in 000's)        $  374           $   63           $8,226           $   27

(a)  Commencement of operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is calculated exclusive of sales charges. Class C, Class I, Class R1, Class
     R2 and Class R3 are not subject to sales charges.
(d)  Total return is not annualized.
+    Annualized.
*    Unaudited.

 24   MainStay ICAP Select Equity Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                      CLASS I
------------------------------------------------------------------------------------
    SIX MONTHS
      ENDED
     JUNE 30,                           YEAR ENDED DECEMBER 31,
      2007*            2006           2005          2004         2003         2002
    $   41.62       $    36.17      $  34.35      $  29.79      $ 21.37      $ 28.50
    ----------      ----------      --------      --------      -------      -------
         0.34             0.57 (b)      0.45          0.56         0.21         0.16
         3.71             6.83          2.70          4.76         8.42        (7.13)
    ----------      ----------      --------      --------      -------      -------
         4.05             7.40          3.15          5.32         8.63        (6.97)
    ----------      ----------      --------      --------      -------      -------
        (0.34)           (0.52)        (0.45)        (0.56)       (0.21)       (0.16)
           --            (1.43)        (0.88)        (0.20)          --           --
    ----------      ----------      --------      --------      -------      -------
        (0.34)           (1.95)        (1.33)        (0.76)       (0.21)       (0.16)
    ----------      ----------      --------      --------      -------      -------
    $   45.33       $    41.62      $  36.17      $  34.35      $ 29.79      $ 21.37
    ==========      ==========      ========      ========      =======      =======
         9.77%(d)        20.60%         9.22%        17.98%       40.68%      (24.53%)
         1.62%+           1.45%         1.38%         2.18%        0.88%        0.64%
         0.80%+           0.80%         0.80%         0.80%        0.80%        0.80%
         0.90%+           0.88%         0.93%         1.01%        1.22%        1.17%
           82%             115%          170%          198%         317%         358%
    $1,764,044      $1,519,408      $676,703      $285,529      $81,021      $37,985

               CLASS R3
--------------------------------------
                          SEPTEMBER 1,
    SIX MONTHS              2006(A)
      ENDED                 THROUGH
     JUNE 30,             DECEMBER 31,
      2007*                   2006
      $41.58                 $39.46
    ----------            ------------
        0.32                   0.14 (b)
        3.61                   3.67
    ----------            ------------
        3.93                   3.81
    ----------            ------------
       (0.25)                 (0.26)
          --                  (1.43)
    ----------            ------------
       (0.25)                 (1.69)
    ----------            ------------
      $45.26                 $41.58
    ==========            ============
        9.43%(d)               9.77%(d)
        1.00%+                 1.00%+
        1.40%+                 1.40%+
        1.50%+                 1.49%+
          82%                   115%
      $  103                 $   27

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    25

MAINSTAY ICAP INTERNATIONAL FUND
INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.


A REDEMPTION FEE OF 2% WILL BE APPLIED TO SHARES THAT ARE REDEEMED WITHIN 30 DAYS OF PURCHASE. PERFORMANCE DATA SHOWN DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH IF REFLECTED, WOULD REDUCE PERFORMANCE QUOTED.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges        6.09%   19.44%  18.43%    12.42%
Excluding sales charges  12.26    26.39   19.78     13.09

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                         CLASS A                MSCI EUROPE INDEX            MSCI EAFE INDEX
                                                         -------                -----------------            ---------------
12/31/97                                                   9450                       10000                       10000
                                                          12617                       11593                       12649
                                                          12431                       12476                       12543
                                                          14299                       14616                       14437
                                                          12664                       11166                       11298
                                                          12335                       10106                       10427
                                                          11555                        9453                        9883
                                                          15169                       12513                       12736
                                                          18338                       14222                       14884
                                                          24061                       17998                       18568
6/30/07                                                   30410                       22859                       24592

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
With sales charges       10.84%   24.40%  18.87%    12.24%
Excluding sales charges  11.84    25.40   18.87     12.24

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                         CLASS C                MSCI EUROPE INDEX            MSCI EAFE INDEX
                                                         -------                -----------------            ---------------
12/31/97                                                  10000                       10000                       10000
                                                          13302                       11593                       12649
                                                          13008                       12476                       12543
                                                          14850                       14616                       14437
                                                          13054                       11166                       11298
                                                          12620                       10106                       10427
                                                          11734                        9453                        9883
                                                          15288                       12513                       12736
                                                          18344                       14222                       14884
                                                          23889                       17998                       18568
6/30/07                                                   29957                       22859                       24592

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                         12.37%   26.65%  20.07%    13.37%

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                         CLASS I                MSCI EUROPE INDEX            MSCI EAFE INDEX
                                                         -------                -----------------            ---------------
12/31/97                                                  10000                       10000                       10000
                                                          13368                       11593                       12649
                                                          13204                       12476                       12543
                                                          15226                       14616                       14437
                                                          13518                       11166                       11298
                                                          13201                       10106                       10427
                                                          12397                        9453                        9883
                                                          16315                       12513                       12736
                                                          19773                       14222                       14884
                                                          26008                       17998                       18568
6/30/07                                                   32940                       22859                       24592

Performance tables and graphs do not reflect any deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions and maximum applicable sales charges as explained in this paragraph. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class C shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of ..25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of .50% and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may

THE DISCLOSURE AND FOOTNOTES ON THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 26   MainStay ICAP International Fund

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                         12.31%   26.52%  19.95%    13.26%

(PERFORMANCE GRAPH)

                                                        CLASS R1                MSCI EUROPE INDEX            MSCI EAFE INDEX
                                                        --------                -----------------            ---------------
12/31/97                                                  10000                       10000                       10000
                                                          13362                       11593                       12649
                                                          13184                       12476                       12543
                                                          15188                       14616                       14437
                                                          13471                       11166                       11298
                                                          13142                       10106                       10427
                                                          12329                        9453                        9883
                                                          16209                       12513                       12736
                                                          19625                       14222                       14884
                                                          25788                       17998                       18568
6/30/07                                                   32627                       22859                       24592

CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                         12.20%   26.27%  19.66%    12.98%

(PERFORMANCE GRAPH)

                                                        CLASS R2                MSCI EUROPE INDEX            MSCI EAFE INDEX
                                                        --------                -----------------            ---------------
12/31/97                                                  10000                       10000                       10000
                                                          13345                       11593                       12649
                                                          13135                       12476                       12543
                                                          15093                       14616                       14437
                                                          13354                       11166                       11298
                                                          12995                       10106                       10427
                                                          12161                        9453                        9883
                                                          15948                       12513                       12736
                                                          19261                       14222                       14884
                                                          25246                       17998                       18568
6/30/07                                                   31878                       22859                       24592

CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            SIX      ONE    FIVE      SINCE
TOTAL RETURNS            MONTHS   YEAR    YEARS   INCEPTION
-----------------------------------------------------------
                         12.03%   25.90%  19.35%    12.69%

(PERFORMANCE GRAPH)

                                                        CLASS R3                MSCI EUROPE INDEX            MSCI EAFE INDEX
                                                        --------                -----------------            ---------------
12/31/97                                                  10000                       10000                       10000
                                                          13329                       11593                       12649
                                                          13086                       12476                       12543
                                                          14999                       14616                       14437
                                                          13238                       11166                       11298
                                                          12849                       10106                       10427
                                                          11994                        9453                        9883
                                                          15691                       12513                       12736
                                                          18903                       14222                       14884
                                                          24715                       17998                       18568
6/30/07                                                   31115                       22859                       24592

                                                          SIX      ONE     FIVE      SINCE
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS    INCEPTION
--------------------------------------------------------------------------------

MSCI EAFE(R) Index(1)                                    10.74%   27.00%  17.73%     9.09%
MSCI Europe Index(2)                                     12.49    32.44   18.72      9.94
Average Lipper international large-cap value fund(3)     10.72    27.11   17.61      9.91

have been lower. The expense limitation will continue through August 25, 2008. There is no guarantee that it will continue after that date. Effective 8/31/06, ICAP International Fund was renamed MainStay ICAP International Fund. At that time, the Fund's existing no-load shares were redesignated Class I shares. Performance for Class A, C, R1, R2 and R3 shares, first offered 8/31/06, includes the historical performance of Class I shares from inception (12/31/97) through 8/30/06 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class A, C, R1, R2 and R3 shares.
1. The Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index--is an unmanaged index that is considered to be representative of the international stock market. Results assume reinvestment of all income and capital gains. The MSCI EAFE(R) Index is considered to be the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
2. The Morgan Stanley Capital International Europe Index--the MSCI Europe Index--is an unmanaged index that is considered to be representative of the European stock market for large- to mid-capitalization stocks. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                    www.mainstayfunds.com     27

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP INTERNATIONAL FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from January 1, 2007, to June 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2007, to June 30, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended June 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            1/1/07            6/30/07           PERIOD(1)           6/30/07            PERIOD(1)

CLASS A SHARES                         $1,000           $1,123.15            $5.74            $1,019.55             $5.46
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                         $1,000           $1,119.30            $9.67            $1,015.80             $9.20
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                         $1,000           $1,124.20            $4.21            $1,021.00             $4.01
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                        $1,000           $1,123.60            $4.74            $1,020.50             $4.51
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                        $1,000           $1,122.65            $6.05            $1,019.25             $5.76
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                        $1,000           $1,121.10            $7.36            $1,018.00             $7.00
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Fund's annualized expense ratio (net of fee waivers) of each class (1.09% for Class A, 1.84% for Class C, 0.80% for Class I, 0.90% for Class R1, 1.15% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).



 28   MainStay ICAP International Fund

PORTFOLIO COMPOSITION AS OF JUNE 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

                                                                  SHORT-TERM INVESTMENTS
                                                               (COLLATERAL FROM SECURITIES      LIABILITIES IN EXCESS OF CASH AND
COMMON STOCKS                                                        LENDING IS 8.6%)                     OTHER ASSETS
-------------                                                  ---------------------------      ---------------------------------
96.9                                                                       8.60                               (5.50)

See Portfolio of Investments on page 31 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF JUNE 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Allianz SE
 2.  Hutchison Whampoa, Ltd.
 3.  Novartis AG, ADR
 4.  Vodafone Group PLC, ADR
 5.  Total S.A., Sponsored ADR
 6.  Toyota Motor Corp., Sponsored ADR
 7.  Credit Suisse Group, Sponsored ADR
 8.  Telefonaktiebolaget LM Ericsson, Sponsored ADR
 9.  ING Groep N.V., Sponsored ADR
10.  BP PLC, Sponsored ADR

                                                    www.mainstayfunds.com     29

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Jerrold K. Senser, CFA, and Thomas R. Wenzel, CFA, of Institutional Capital LLC (ICAP)

WERE THERE ANY CHANGES IN THE DAY-TO-DAY MANAGEMENT OF MAINSTAY ICAP INTERNATIONAL FUND DURING THE REPORTING PERIOD?

No, there weren't. But regrettably, on July 3, 2007, Robert H. Lyon, who had served as the Fund's co- portfolio manager, passed away. ICAP's team-based portfolio management approach remains the same, and with Mr. Lyon's passing, Jerrold K. Senser and Thomas R. Wenzel will continue to serve as co- portfolio managers of the Fund.

HOW DID MAINSTAY ICAP INTERNATIONAL FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED JUNE 30, 2007?

Excluding all sales charges, MainStay ICAP International Fund returned 12.26% for Class A shares and 11.84% for Class C shares for the six months ended June 30, 2007. Over the same period, Class I shares returned 12.37%, Class R1 shares returned 12.31%, Class R2 shares returned 12.20% and Class R3 shares returned 12.03%. All share classes outperformed the 10.72% return of the average Lipper(1) international large-cap value fund and the 10.74% return of the Morgan Stanley Capital International EAFE(R) Index(2) for the six months ended June 30, 2007. The Morgan Stanley Capital International EAFE(R) Index is the Fund's broad-based securities-market index. See page 26 for Fund returns with sales charges.

WHAT ACCOUNTED FOR THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD?

The Fund's strong performance during the reporting period was principally due to superior stock selection, but favorable sector weightings also contributed to the Fund's relative results.

WHICH SECTORS WERE THE STRONGEST PERFORMERS FOR THE FUND DURING THE REPORTING PERIOD AND WHICH SECTORS WERE PARTICULARLY WEAK?

During the first half of 2007, materials, telecommunication services and industrials were the Fund's top-performing sectors in absolute terms. Information technology, health care and financials were the Fund's weakest-performing sectors.

WHICH INDIVIDUAL STOCKS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S ABSOLUTE PERFOR- MANCE AND WHICH ONES DETRACTED FROM THE FUND'S RESULTS?

Rio Tinto PLC, Mitsui & Co. Ltd. and Imperial Chem- ical Industries PLC were the strongest contributors to the Fund's performance, while Mizuho Financial Group, Hoya and Toyota Motor were the weakest.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

Among the new positions we established for the Fund during the reporting period were Vodafone Group PLC and Vallourec S.A., one of the world's leading producers of seamless steel tubes and tubular products. Among the holdings eliminated from the Fund during the reporting period were Koninklijke Philips Electronics N.V., Nestle S.A. and multi-industry conglomerate Siemens AG.

WERE THERE ANY SIGNIFICANT WEIGHTING CHANGES RELATIVE TO THE MSCI EAFE(R) INDEX DURING THE REPORTING PERIOD?

During the reporting period, the largest increases in sector weightings relative to the MSCI EAFE(R) Index occurred in the information technology and telecommunications sectors. The largest decreases in relation to the benchmark occurred in consumer staples and financials.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of June 30, 2007, the sectors in which the Fund was most significantly overweight relative to the MSCI EAFE(R) Index were health care, information technology and energy. On the same date, consumer staples, materials and financials were the sectors in which the Fund was most significantly underweight relative to the benchmark.


Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.
1. See footnote on page 27 for more information on Lipper Inc.
2. See footnote on page 27 for more information on the MSCI EAFE(R) Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 30   MainStay ICAP International Fund

PORTFOLIO OF INVESTMENTS JUNE 30, 2007 UNAUDITED


                                                         SHARES          VALUE
COMMON STOCKS (96.9%)+
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (17.0%)
British Sky Broadcasting Group PLC                    1,518,900   $ 19,466,529
InterContinental Hotels Group PLC                       739,633     18,377,082
Publishing & Broadcasting, Ltd.                         803,800     13,323,751
V  Toyota Motor Corp., Sponsored ADR (a)(b)             231,150     29,097,162
V  Vodafone Group PLC, ADR (a)(b)                       914,550     30,756,316
WPP Group PLC                                         1,265,300     18,928,127
                                                                  ------------
                                                                   129,948,967
                                                                  ------------
CONSUMER STAPLES (2.6%)
SABMiller PLC                                           789,200     19,959,765
                                                                  ------------

ENERGY (9.6%)
V  BP PLC, Sponsored ADR (a)                            363,050     26,190,427
Saipem S.p.A.                                           521,800     17,835,170
V  Total S.A., Sponsored ADR (a)(b)                     362,200     29,330,956
                                                                  ------------
                                                                    73,356,553
                                                                  ------------
FINANCIALS (24.1%)
V  Allianz SE                                           153,550     35,982,031
Aozora Bank Ltd.                                      2,431,800      8,967,661
V  Credit Suisse Group, Sponsored ADR (a)(b)            406,500     28,845,240
V  ING Groep N.V., Sponsored ADR (a)(b)                 603,850     26,551,284
Jardine Matheson Holdings, Ltd.                         615,500     14,648,900
Mitsui Fudosan Co., Ltd.                                224,500      6,299,972
Prudential PLC                                        1,585,300     22,575,774
UBS AG (NYSE global shares)                             255,850     15,353,559
UniCredito Italiano S.p.A. (b)                        2,785,600     24,815,756
                                                                  ------------
                                                                   184,040,177
                                                                  ------------
HEALTH CARE (10.4%)
Merck KGaA                                              173,200     23,824,133
V  Novartis AG, ADR (a)                                 552,100     30,956,247
Roche Holdings AG, Sponsored ADR (a)                    274,800     24,372,369
                                                                  ------------
                                                                    79,152,749
                                                                  ------------
INDUSTRIALS (12.8%)
V  Hutchison Whampoa, Ltd.                            3,485,800     34,621,361
Mitsui & Co., Ltd., Sponsored ADR (a)                    62,750     25,344,725
TNT N.V.                                                531,250     23,957,816
Vallourec (b)                                            43,150     13,789,964
                                                                  ------------
                                                                    97,713,866
                                                                  ------------
INFORMATION TECHNOLOGY (8.0%)
ROHM Co., Ltd.                                          134,500     11,935,381
Samsung Electronics Co., Ltd. GDR (c)(d)                 71,700     22,104,671
V  Telefonaktiebolaget LM Ericsson, Sponsored ADR
 (a)(b)                                                 677,650     27,031,459
                                                                  ------------
                                                                    61,071,511
                                                                  ------------


                                                         SHARES          VALUE
MATERIALS (5.4%)
Imperial Chemical Industries PLC                      1,371,900   $ 17,081,013
Rio Tinto PLC                                           318,200     24,308,533
                                                                  ------------
                                                                    41,389,546
                                                                  ------------
TELECOMMUNICATION SERVICES (0.9%)
Starhub, Ltd.                                         3,123,817      6,571,086
                                                                  ------------

UTILITIES (6.1%)
E.ON AG, Sponsored ADR (a)(b)                           441,100     24,542,804
EDP--Energias de Portugal S.A.                        4,046,650     22,332,916
                                                                  ------------
                                                                    46,875,720
                                                                  ------------
Total Common Stocks
 (Cost $629,153,838)                                               740,079,940
                                                                  ------------
                                                      PRINCIPAL
                                                         AMOUNT
SHORT-TERM INVESTMENTS (8.6%)
------------------------------------------------------------------------------
COMMERCIAL PAPER (0.8%)
Barton Capital LLC
 5.29%, due 7/5/07 (e)                              $ 2,345,726      2,345,726
Kitty Hawk Funding Corp.
 5.335%, due 7/30/07 (e)                              1,296,717      1,296,717
Lexington Parker Capital Co.
 5.319%, due 7/3/07 (e)                               2,345,726      2,345,726
                                                                  ------------
Total Commercial Paper
 (Cost $5,988,169)                                                   5,988,169
                                                                  ------------

                                                         SHARES
INVESTMENT COMPANY (1.4%)
BGI Institutional Money Market Fund (e)              10,556,787     10,556,787
                                                                  ------------
Total Investment Company
 (Cost $10,556,787)                                                 10,556,787
                                                                  ------------

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    31

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.2%)
Morgan Stanley & Co.
 5.48%, dated 6/29/07
 due 7/2/07
 Proceeds at Maturity $9,387,189 (Collateralized
 by various Corporate Bonds, with rates between
 0.00%-8.40% and maturity dates between
 8/1/07-12/15/20, with a Principal Amount of
 $9,825,496 and a Market Value of $9,687,601) (e)   $ 9,382,904   $  9,382,904
                                                                  ------------
Total Repurchase Agreement
 (Cost $9,382,904)                                                   9,382,904
                                                                  ------------
TIME DEPOSITS (5.2%)
Abbey National PLC
 5.29%, due 7/2/07 (e)                                4,691,452      4,691,452
Bank of America Corp.
 5.29%, due 8/16/07 (e)(f)                            2,345,726      2,345,726
Fortis Bank
 5.30%, due 7/30/07 (e)                               4,691,452      4,691,452
Rabobank Nederland
 5.29%, due 7/18/07 (e)                               4,691,452      4,691,452
Societe Generale North America, Inc.
 5.32%, due 7/2/07 (e)                               23,457,262     23,457,262
                                                                  ------------
Total Time Deposits
 (Cost $39,877,344)                                                 39,877,344
                                                                  ------------
Total Short-Term Investments
 (Cost $65,805,204)                                                 65,805,204
                                                                  ------------
Total Investments
 (Cost $694,959,042) (g)                                  105.5%   805,885,144(h)
Liabilities in Excess of Cash and Other Assets             (5.5)   (41,884,067)
                                                    -----------   ------------
Net Assets                                                100.0%  $764,001,077
                                                    ===========   ============

(a)  ADR--American Depositary Receipt.
(b)  Represents a security, or a portion thereof, which is out on loan.
(c) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)  GDR--Global Depositary Receipt.
(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)  Floating rate. Rate shown is the rate in effect at June 30, 2007.
(g)  The cost for federal income tax purposes is $695,209,633.
(h) At June 30, 2007 net unrealized appreciation was $110,675,511, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $111,331,470 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $655,959.

The table below sets forth the diversification of ICAP International Fund Portfolio investments by country.

COUNTRY COMPOSITION


                                                           VALUE     PERCENT+
Australia                                           $ 13,323,751          1.8%
Bermuda                                               14,648,900          1.9
France                                                43,120,920          5.7
Germany                                               60,524,835          7.9
Hong Kong                                             34,621,361          4.5
Italy                                                 42,650,926          5.6
Japan                                                 81,644,901         10.7
Netherlands                                           50,509,100          6.6
Portugal                                              22,332,916          2.9
Singapore                                              6,571,086          0.9
South Korea                                           22,104,671          2.9
Sweden                                                27,031,459          3.5
Switzerland                                           99,527,415         13.0
United Kingdom                                       197,643,566         25.9
United States                                         65,805,204          8.6
West Germany                                          23,824,133          3.1
                                                    ------------   ----------
                                                     805,885,144        105.5
Liabilities in Excess of
 Cash and Other Assets                               (41,884,067)        (5.5)
                                                    ------------   ----------
Net Assets                                          $764,001,077        100.0%
                                                    ============   ==========

+    Percentages indicated are based on Fund net assets.

 32   MainStay ICAP International Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost
  $694,959,042) including $63,830,844 market
  value of securities loaned                    $805,885,144
Cash                                              23,013,763
Cash denominated in foreign currencies
  (identified cost $1,981,800)                     1,990,694
Receivables:
  Investment securities sold                      28,890,248
  Fund shares sold                                 2,090,106
  Dividends and interest                           2,008,967
Other assets                                          94,070
                                                -------------
    Total assets                                 863,972,992
                                                -------------
LIABILITIES:
Securities lending collateral                     65,805,204
Payables:
  Investment securities purchased                 33,236,180
  Manager (See Note 3)                               383,431
  Fund shares redeemed                               365,220
  Transfer agent (See Note 3)                         59,919
  Custodian                                           42,844
  NYLIFE Distributors (See Note 3)                    31,216
  Shareholder communication                           26,090
  Professional fees                                   19,868
Accrued expenses                                       1,943
                                                -------------
    Total liabilities                             99,971,915
                                                -------------
Net assets                                      $764,001,077
                                                =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share)
  100 million shares authorized:
  Class A                                       $     17,049
  Class C                                              4,666
  Class I                                            152,510
  Class R1                                                15
  Class R2                                             2,222
  Class R3                                                15
Additional paid-in capital                       599,225,740
Accumulated undistributed net investment
  income                                             544,859
Accumulated undistributed net realized gain on
  investments                                     53,102,846
Net unrealized appreciation on investments       110,926,102
Net unrealized appreciation on translation of
  other assets and liabilities in foreign
  currencies                                          25,053
                                                -------------
Net assets                                      $764,001,077
                                                =============
CLASS A
Net assets applicable to outstanding shares     $ 73,780,622
                                                =============
Shares of capital stock outstanding                1,704,893
                                                =============
Net asset value per share outstanding           $      43.28
Maximum sales charge (5.50% of offering price)          2.52
                                                -------------
Maximum offering price per share outstanding    $      45.80
                                                =============
CLASS C
Net assets applicable to outstanding shares     $ 20,135,952
                                                =============
Shares of capital stock outstanding                  466,568
                                                =============
Net asset value and offering price per share
  outstanding                                   $      43.16
                                                =============
CLASS I
Net assets applicable to outstanding shares     $660,343,400
                                                =============
Shares of capital stock outstanding               15,251,017
                                                =============
Net asset value and offering price per share
  outstanding                                   $      43.30
                                                =============
CLASS R1
Net assets applicable to outstanding shares     $     66,591
                                                =============
Shares of capital stock outstanding                    1,539
                                                =============
Net asset value and offering price per share
  outstanding                                   $      43.27
                                                =============
CLASS R2
Net assets applicable to outstanding shares     $  9,610,420
                                                =============
Shares of capital stock outstanding                  222,227
                                                =============
Net asset value and offering price per share
  outstanding                                   $      43.25
                                                =============
CLASS R3
Net assets applicable to outstanding shares     $     64,092
                                                =============
Shares of capital stock outstanding                    1,483
                                                =============
Net asset value and offering price per share
  outstanding                                   $     43.21*
                                                =============

* Difference in the NAV recalculation and NAV stated above is caused by rounding differences.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    33

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                  $13,228,870
  Income from securities loaned--net                 327,851
  Interest                                           293,301
                                                 ------------
    Total income                                  13,850,022
                                                 ------------
EXPENSES:
  Manager (See Note 3)                             2,688,226
  Transfer agent--Class A and Class C (See Note
    3)                                                37,562
  Transfer agent--Classes I, R1, R2 and R3 (See
    Note 3)                                          265,620
  Custodian                                          113,032
  Distribution/Service--Class A (See Note 3)          57,804
  Service--Class C (See Note 3)                       17,115
  Distribution/Service--Class R2 (See Note 3)          3,781
  Distribution/Service--Class R3 (See Note 3)             76
  Registration                                        77,752
  Distribution--Class C (See Note 3)                  51,344
  Professional fees                                   38,464
  Shareholder communication                           36,536
  Directors                                           11,749
  Shareholder service--Class R1 (See Note 3)              28
  Shareholder service--Class R2 (See Note 3)           1,512
  Shareholder service--Class R3 (See Note 3)              15
  Miscellaneous                                       20,661
                                                 ------------
    Total expenses before reimbursement            3,421,277
  Expense reimbursement from Manager (See Note
    3)                                              (589,750)
                                                 ------------
    Net expenses                                   2,831,527
                                                 ------------
Net investment income                             11,018,495
                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Security transactions                           53,473,211
  Foreign currency transactions                     (119,773)
                                                 ------------
Net realized gain on investments                  53,353,438
                                                 ------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions                           15,522,608
  Translation of other assets and liabilities
    in foreign currencies                             29,289
                                                 ------------
Net change in unrealized appreciation on
  investments and foreign currency transactions   15,551,897
                                                 ------------
Net realized and unrealized gain on investments   68,905,335
                                                 ------------
Net increase in net assets resulting from
  operations                                     $79,923,830
                                                 ============

(a) Dividends recorded net of foreign withholding taxes in the amount of $1,169,535.

 34   MainStay ICAP International Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2006

                                             2007            2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $ 11,018,495   $   8,976,287
 Net realized gain on investments      53,353,438      15,931,178
 Net change in unrealized
  appreciation (depreciation) on
  investments and foreign currency
  transactions                         15,551,897      67,045,268
                                     ----------------------------
 Net increase in net assets
  resulting from operations            79,923,830      91,952,733
                                     ----------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                               (994,850)       (381,393)
   Class C                               (219,921)       (124,796)
   Class I                             (9,462,353)    (14,009,868)
   Class R1                                  (947)           (548)
   Class R2                              (129,575)        (49,994)
   Class R3                                  (441)           (517)
 From net realized gain on investments:
   Class A                                     --        (336,692)
   Class C                                     --        (117,763)
   Class I                                     --      (9,885,198)
   Class R1                                    --            (474)
   Class R2                                    --         (44,044)
   Class R3                                    --            (474)
                                     ----------------------------
 Total dividends and distributions
  to shareholders                     (10,808,087)    (24,951,761)
                                     ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Class A                             52,433,861      19,815,638
   Class C                             12,479,443       7,154,460
   Class I                            101,990,859     507,522,312
   Class R1                                31,548          25,000
   Class R2                             6,966,968       2,517,021
   Class R3                                33,073          25,000

                                             2007            2006
 Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions:
   Class A                           $    764,722   $     514,201
   Class C                                142,006         145,492
   Class I                              9,094,307      22,740,302
   Class R1                                   947           1,022
   Class R2                               129,575          94,038
   Class R3                                   441             991
                                     ----------------------------
                                      184,067,750     560,555,477
 Cost of shares redeemed+:
   Class A                             (4,554,633)       (201,784)
   Class C                             (1,150,246)       (219,765)
   Class I                            (82,295,024)   (207,874,861)
   Class R1                                    (1)             --
   Class R2                              (215,275)        (14,472)
   Class R3                                   (95)             --
                                     ----------------------------
                                      (88,215,274)   (208,310,882)
   Increase in net assets derived
    from capital share transactions    95,852,476     352,244,595
                                     ----------------------------
   Net increase in net assets         164,968,219     419,245,567

NET ASSETS:
Beginning of period                   599,032,858     179,787,291
                                     ----------------------------
End of period                        $764,001,077   $ 599,032,858
                                     ============================
Accumulated undistributed net
 investment income at end of period  $    544,859   $     334,451
                                     ============================

+ Cost of shares redeemed net of redemption fee of $6,159 for the six months ended June 30, 2007 and $63,012 for the year ended December 31, 2006.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    35

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                      CLASS A                            CLASS C
                                            ----------------------------      -----------------------------
                                                            SEPTEMBER 1,                       SEPTEMBER 1,
                                            SIX MONTHS        2006(A)         SIX MONTHS         2006(A)
                                              ENDED           THROUGH            ENDED           THROUGH
                                             JUNE 30,       DECEMBER 31,       JUNE 30,        DECEMBER 31,
                                              2007*             2006             2007*             2006
Net asset value at beginning of period       $ 39.09          $ 37.00           $ 39.03           $37.00
                                            ----------      ------------      -----------      ------------
Net investment income                           0.49             0.00(b)(c)        0.47            (0.09)(b)
Net realized and unrealized gain (loss) on
  investments                                   4.30             3.58              4.14             3.56
                                            ----------      ------------      -----------      ------------
Total from investment operations                4.79             3.58              4.61             3.47
                                            ----------      ------------      -----------      ------------
Less dividends and distributions:
  From net investment income                   (0.60)           (0.79)            (0.48)           (0.74)
  From net realized gain on investments           --            (0.70)               --            (0.70)
                                            ----------      ------------      -----------      ------------
Total dividends and distributions              (0.60)           (1.49)            (0.48)           (1.44)
                                            ----------      ------------      -----------      ------------
Redemption fee                                  0.00(c)          0.00(b)(c)        0.00(c)          0.00(b)(c)
                                            ----------      ------------      -----------      ------------
Net asset value at end of period             $ 43.28          $ 39.09           $ 43.16           $39.03
                                            ==========      ============      ===========      ============
Total investment return (d)                    12.26%(e)         9.74%(e)(f)      11.84%(e)         9.44%(e)(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                  3.73%+           0.04%+            2.77%+          (0.69%)+
  Net expenses                                  1.09%+           1.15%+            1.84%+           1.90% +
  Expenses (before reimbursement/waiver)        1.27%+           1.47%(f)+         2.02%+           2.22%(f)+
Portfolio turnover rate                           63%             155%               63%             155%
Net assets at end of period (in 000's)       $73,781          $20,516           $20,136           $7,266

                                                      CLASS R1                          CLASS R2
                                            ----------------------------      -----------------------------
                                                            SEPTEMBER 1,                       SEPTEMBER 1,
                                            SIX MONTHS        2006(A)         SIX MONTHS         2006(A)
                                              ENDED           THROUGH            ENDED           THROUGH
                                             JUNE 30,       DECEMBER 31,       JUNE 30,        DECEMBER 31,
                                              2007*             2006             2007*             2006
Net asset value at beginning of period        $39.08           $37.00           $39.08            $37.00
                                            ----------      ------------      -----------      ------------
Net investment income (loss)                    0.64             0.13(b)          0.48             (0.03)(b)
Net realized and unrealized gain on
  investments                                   4.17             3.46             4.28              3.61
                                            ----------      ------------      -----------      ------------
Total from investment operations                4.81             3.59             4.76              3.58
                                            ----------      ------------      -----------      ------------
Less dividends and distributions:
  From net investment income                   (0.62)           (0.81)           (0.59)            (0.80)
  From net realized gain on investments           --            (0.70)              --             (0.70)
                                            ----------      ------------      -----------      ------------
Total dividends and distributions              (0.62)           (1.51)           (0.59)            (1.50)
                                            ----------      ------------      -----------      ------------
Redemption fee                                  0.00(c)            --             0.00(c)           0.00 (c)
                                            ----------      ------------      -----------      ------------
Net asset value at end of period              $43.27           $39.08           $43.25            $39.08
                                            ==========      ============      ===========      ============
Total investment return (d)                    12.31%(e)         9.78%(e)(f)     12.20%(e)          9.72%(e)(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                         3.83%+           1.04%+           2.62%+           (0.20%)+
  Net expenses                                  0.90%+           0.90%+           1.15%+            1.15% +
  Expenses (before reimbursement/waiver)        1.08%+           1.22%(f)+        1.33%+            1.47%(f)+
Portfolio turnover rate                           63%             155%              63%              155%
Net assets at end of period (in 000's)        $   67           $   27           $9,610            $2,533

(a)  Commencement of operations.
(b)  Per share amount data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is calculated exclusive of sales charges. Class I, Class R1, Class R2 and
     Class R3 are not subject to sales charges.
(e)  Total return is not annualized.
(f)  Includes nonrecurring reimbursements from affiliates for IRS interest charge. If these nonrecurring reimbursements had not been made, the total return would have been 9.71%,
     9.41%, 24.23%, 9.76%, 9.69% and 9.58% for Class A, Class C, Class I, Class R1, Class R2
     and Class R3 shares, respectively, for the period ended December 31, 2006.
(g)  The redemption fees have been reclassified from net realized and unrealized gain on investments to a separate line, redemption fees, to conform to the current year presentation.
+    Annualized.
*    Unaudited.

 36   MainStay ICAP International Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                       CLASS I
    -----------------------------------------------------------------------------
    SIX MONTHS
      ENDED
     JUNE 30,                          YEAR ENDED DECEMBER 31,
      2007*           2006          2005         2004         2003         2002
     $  39.10       $  32.89      $  30.18      $ 24.20      $ 17.45      $ 21.69
    ----------      --------      --------      -------      -------      -------
         0.66           0.77(b)       0.55         0.30         0.39         0.29
         4.17           7.16          5.20(g)      6.16(g)      6.72(g)     (4.31)(g)
    ----------      --------      --------      -------      -------      -------
         4.83           7.93          5.75         6.46         7.11        (4.02)
    ----------      --------      --------      -------      -------      -------
        (0.63)         (1.03)        (0.54)       (0.30)       (0.41)       (0.29)
           --          (0.70)        (2.50)       (0.18)          --           --
    ----------      --------      --------      -------      -------      -------
        (0.63)         (1.73)        (3.04)       (0.48)       (0.41)       (0.29)
    ----------      --------      --------      -------      -------      -------
         0.00(c)        0.01(b)       0.00(c)(g)    0.00(c)(g)    0.05(g)    0.07 (g)
    ----------      --------      --------      -------      -------      -------
     $  43.30       $  39.10      $  32.89      $ 30.18      $ 24.20      $ 17.45
    ==========      ========      ========      =======      =======      =======
        12.37%(e)      24.30%(f)     19.15%       26.87%       41.85%      (18.37%)
         3.26%+         2.09%         2.05%        1.23%        1.89%        1.48%
         0.80%+         0.80%         0.80%        0.80%        0.80%        0.80%
         0.98%+         1.01%(f)      1.12%        1.20%        1.57%        1.66%
           63%           155%          139%         122%         218%         276%
     $660,343       $568,662      $179,787      $94,158      $45,715      $18,406

              CLASS R3
    ----------------------------
                    SEPTEMBER 1,
    SIX MONTHS        2006(A)
      ENDED           THROUGH
     JUNE 30,       DECEMBER 31,
      2007*             2006
      $39.06           $37.00
    ----------      ------------
        0.68             0.07(b)
        4.01             3.45
    ----------      ------------
        4.69             3.52
    ----------      ------------
       (0.54)           (0.76)
          --            (0.70)
    ----------      ------------
       (0.54)           (1.46)
    ----------      ------------
        0.00(c)            --
    ----------      ------------
      $43.21           $39.06
    ==========      ============
       12.03%(e)         9.60%(e)(f)
        2.70%+           0.55%+
        1.40%+           1.40%+
        1.58%+           1.72%(f)+
          63%             155%
      $   64           $   27

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    37

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

ICAP Funds, Inc. ("the Company"), was incorporated in the State of Maryland on November 1, 1994. ICAP is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("Investment Company Act") and offers 3 separate series (collectively, referred to as the "Funds" and each individually, referred to as a "Fund"). The Funds are diversified funds.

The Funds commenced operations on the dates indicated below:

COMMENCEMENT
OF OPERATIONS       FUNDS
December 31, 1997   ICAP Select Equity Fund and ICAP
                    International Fund
----------------------------------------------------------
December 31, 1994   ICAP Equity Fund
----------------------------------------------------------

Currently, each Fund offers six classes of shares as indicated: Class A, Class C, Class I, Class R1, Class R2 and Class R3 shares. Each of these share classes, with the exception of Class I shares, commenced operations on September 1, 2006. Class I shares commenced operations on December 31, 1994 for ICAP Equity Fund and on December 31, 1997 for ICAP Select Equity Fund and ICAP International Fund.

Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class C shares are offered without an initial sales charge, although a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. The Class I, Class R1, Class R2 and Class R3 shares are offered at net asset value without imposition of a front-end sales charge or a contingent deferred sales charge.

Each class of shares has similar voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions, except that the classes are subject to different distribution and/or service fee rates. Class A, Class C, Class R2 and Class R3 shares each bear distribution and/or service fee payments under distribution and service plans pursuant to Rule 12b-1 under the Investment Company Act. Class R1, Class R2 and Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 and Class R3 shares, a shareholder service fee.

The investment objective for each of the Funds is as follows:

The ICAP EQUITY FUND seeks superior total return with only a moderate degree of risk.

The ICAP SELECT EQUITY FUND seeks superior total return.

The ICAP INTERNATIONAL FUND seeks superior total return with income as a secondary objective.

The Funds invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal proceedings across borders. These risks are likely to be greater in emerging markets than in developed markets.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Funds prepare their financial statements in accordance with accounting principles generally accepted in the United States of America and follow the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Investments in money market funds are valued daily at their NAV.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is no current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; and a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At June 30, 2007, no Fund held securities that were valued in such manner.

 38   MainStay Funds

The close of trading in foreign markets may occur at a time that is different from the valuation date for the Funds. Certain events may occur between the time that foreign markets close, on which securities held by the Funds principally trade, and the time at which the Funds' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, as defined in Note 3, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds, adjust the local price to reflect the impact of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain amounts. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Funds' policies and procedures.

(B) FEDERAL INCOME TAXES. Each of the Funds is treated as a separate entity for federal income tax purposes. The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. By so doing, the Funds will be relieved from all or substantially all of federal and state income and excise taxes.

Investment income received by a Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly, normally on the first business day of each quarter after a dividend is declared, for the ICAP Equity Fund and ICAP Select Equity Fund, to the extent that income is available. For the ICAP International Fund, income dividends are normally paid less frequently, typically on a semi-annual or annual basis. Distributions from net realized capital gains, if any, are declared and paid at annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than short-term securities, for the Funds are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of a Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred by the Fund.

(E) EXPENSES. Expenses of the Company are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(C) on page
41) are allocated to separate classes of shares pro rata based upon their relative net asset value on the date the expenses are incurred. The expenses borne by each Fund, including those of related parties to the Funds, are shown on each Fund's Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. When a Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Funds are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date,

                                                    www.mainstayfunds.com     39

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency spot contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments, are reflected in unrealized foreign exchange gains or losses at period end exchange rates.

(I) SECURITIES LENDING. In order to realize additional income a Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Funds may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. Each Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. Each Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Funds. (See Note 5 on page 43.)
(J) REDEMPTION FEE. The ICAP International Fund imposes a 2.00% redemption fee on redemptions (including exchanges) of Fund shares made within 30 days of their date of purchase for any class. The redemption fee is designed to offset brokerage commissions and other costs associated with short-term trading and is not assessed on the shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fees are retained by the Fund and are included in the Statement of Changes in Net Assets' shares redeemed amount as well as reflected as part of additional paid-in-capital on the Statement of Assets and Liabilities. The Financial Highlights discloses a separate line item for the per share redemption fee amount. The redemption fees paid to the ICAP International Fund for the six months ended June 30, 2007 totaled $6,159.

(K) INDEMNIFICATIONS. In the normal course of business, the Funds enter into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Funds.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Funds' manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Funds. The Manager also pays the salaries and expenses of all personnel affiliated with the Funds and all the operational expenses that are not the responsibility of the Funds. Institutional Capital LLC ("ICAP" or "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Funds pursuant to a Sub-Advisory Agreement with the Manager.

Each Fund is contractually obligated to pay the Manager a monthly fee for the services performed and facilities furnished at an annual percentage of average daily net assets of that Fund as follows:

ICAP Equity Fund                                       0.80%
--------------------------------------------------------------
ICAP Select Equity Fund                                0.80%
--------------------------------------------------------------
ICAP International Fund                                0.80%
--------------------------------------------------------------

Pursuant to the terms of the Subadvisory Agreement between NYLIM and the Subadvisor, the Manager pays the Subadvisor a monthly fee from its management fee:

Effective May 1, 2007, NYLIM has entered into a written expense limitation agreement under which it has agreed to waive a portion of the ICAP Equity Fund's management fee or reimburse the expenses of the appropriate class of the ICAP Equity Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.19%; Class C, 1.94%; Class I, 0.80%, Class R1, 0.90%; Class R2, 1.15%; and Class R3, 1.40%. This expense cap agreement will terminate on May 1, 2009, unless extended. There is no guarantee that the contractual waiver/reimbursement will continue after that date. Prior to May 1, 2007, NYLIM had an agreement in place under

 40   MainStay Funds
which it had agreed to waive a portion of the ICAP Equity Fund's management fee or reimburse the expenses of the ICAP Equity Fund so that the ICAP Equity Fund's total ordinary operating expenses did not exceed 0.80% of the ICAP Equity Fund's average daily net assets for its Class I shares. NYLIM had also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the ICAP Equity Fund.

The Manager has entered into a written expense limitation agreement to waive a portion of the ICAP Select Equity and ICAP International Fund's management fee or reimburse expenses so that the Funds' Class I total ordinary operating expenses (total annual fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio securities) on an annualized basis do not exceed 0.80%. An equivalent reduction will apply to Class A, Class C, Class R1, Class R2 and Class R3 shares. These expense limitations will continue through August 25, 2008. There is no guarantee that they will continue after that date.

Effective May 1, 2007, NYLIM may recoup the amount of any management fee waivers or expense reimbursements from a Fund pursuant to the expense limitation agreements if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

For the six months ended June 30, 2007, the Manager earned fees from the Funds and waived/reimbursed such amounts pursuant to the contractual expenses limitations described above as follows:

ICAP Equity Fund                                    $494,794
-------------------------------------------------------------
ICAP Select Equity Fund                              799,782
-------------------------------------------------------------
ICAP International Fund                              589,750
-------------------------------------------------------------

As of June 30, 2007, the amounts of waived fees subject to possible recoupment by the Manager, and the related expiration dates are as follows:

                                                    JUNE 30,
                                                      2010        TOTAL
ICAP Equity Fund                                    $193,182    $193,182
-------------------------------------------------------------------------
ICAP Select Equity Fund                              310,350     310,350
-------------------------------------------------------------------------
ICAP International Fund                              215,564     215,564
-------------------------------------------------------------------------

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with NYLIM (See Note 12). These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective net asset values, and assisting NYLIM in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, IBT is compensated by NYLIM. Effective July 2, 2007, the parent company of IBT was acquired by State Street Bank & Trust Company.

(B) PAYMENTS FROM AFFILIATES. In determining the ICAP International Fund's fiscal year 2006 required distributions (excise distributions) to shareholders, NYLIM determined that the Fund had held passive foreign investment companies (PFICs) that were not identified for tax purposes in prior years. As a result of this determination, the Fund was subject to IRS interest charges of approximately $157,874. NYLIM has agreed to reimburse the Fund for this nonrecurring expense. This reimbursement impacted the total investment returns and expense ratios included in the Financial Highlights for the Fund and are contained in the unaudited performance table and growth chart for the Fund in this report.

(C) DISTRIBUTION AND SERVICE FEES. NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life serves as the Funds' distributor and principal underwriter. The Company, on behalf of the Funds, has a Distribution Agreement with the Distributor. The Funds, with respect to Class A, Class C, Class R2 and Class R3 shares have adopted distribution and service plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the Investment Company Act.

Pursuant to the Class A Plan and Class R2 Plan, the Distributor receives a monthly distribution fee from each applicable Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A and Class R2 shares, respectively, which is an expense of the Class A and Class R2 shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class C Plan, each applicable Fund pays the Distributor a monthly distribution fee, which is an expense of the Class C shares of the Fund, for distribution activities as designated by the Distributor, at the annual rate of 0.75% of the average daily net assets of the Fund's Class C shares. The Class C Plan provides that the Class C shares of the Funds also incur a monthly fee, which is an expense of the Class C shares of the Funds for service activities as designated by the Distributor, at the annual rate of 0.25% of the average daily net asset value of the Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from the Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has

                                                    www.mainstayfunds.com     41
agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares.

(D) SALES CHARGES. The Funds were advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $1,174 for the six months ended June 30, 2007. The Funds were also advised that the Distributor retained contingent deferred sales charges on redemptions of Class C shares of $9,371, for the six months ended June 30, 2007.

(E) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Funds' transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Funds for the six months ended June 30, 2007, were as follows:

ICAP Equity Fund                                    $288,201
-------------------------------------------------------------
ICAP Select Equity Fund                              505,505
-------------------------------------------------------------
ICAP International Fund                              303,182
-------------------------------------------------------------

(F) INDEPENDENT DIRECTORS FEES. Effective June 7, 2007, the Independent Directors are paid an annual retainer of $100,000, $15,000 for each meeting attended, and are reimbursed for all out-of-pocket expenses related to attendance at such meetings. The Chairman of the Board also receives an additional retainer of $30,000 and the Audit, Investment, Contracts, Nominating, and Governance Committee Chairmen receive an additional annual retainer of $15,000. Also, for additional services in connection with the consolidation of the membership of the Boards of Trustees/Directors of the MainStay Group of Funds (ICAP Funds, Inc., The MainStay Funds, Eclipse Funds Inc., Eclipse Funds and Mainstay VP Series Fund, Inc.), the Independent Directors will receive a retainer of $30,000 to be paid on a quarterly pro-rated basis over the fiscal periods ended December 31, 2007 and 2008. The Funds pay their pro rata share of the above-referenced fees based on the net assets of the Funds and those of other Funds within the Mainstay Group of Funds registered investment companies also overseen by the Independent Directors.

For the period January 1, 2007 through June 6, 2007, the Company's Independent Directors were paid an annual retainer of $40,000 and an additional annual fee of $40,000 in connection with attendance at Board meetings, plus reimbursement for travel and out-of-pocket expenses. The Chairman of the Board received an additional retainer of $20,000 annually and the Audit Committee Chairman received an additional retainer of $15,000 annually. Each Fund pay its pro rata share of the above-referenced fees based on the net assets of that Fund and those of the Eclipse Funds, Eclipse Funds Inc., The MainStay Funds and MainStay VP Series Fund Inc., registered investment companies also overseen by the Independent Directors.

(G) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Funds have implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(H) CAPITAL. At June 30, 2007, New York Life and its affiliates held beneficially, shares of the Funds with the following values and percentages of net assets as follows:

ICAP EQUITY FUND
Class A                                             $    29,520                0.2%
----------------------------------------------------------------------------------
Class C                                                  29,341                0.7
----------------------------------------------------------------------------------
Class I                                              23,998,727                2.3
----------------------------------------------------------------------------------
Class R1                                                 29,585              100.0
----------------------------------------------------------------------------------
Class R2                                              1,230,449              100.0
----------------------------------------------------------------------------------
Class R3                                                 29,461               64.1
----------------------------------------------------------------------------------
ICAP SELECT EQUITY FUND
Class A                                                  30,107                0.0*
----------------------------------------------------------------------------------
Class C                                                  29,923                0.2
----------------------------------------------------------------------------------
Class I                                              56,610,937                3.2
----------------------------------------------------------------------------------
Class R1                                                 30,162                8.1
----------------------------------------------------------------------------------
Class R2                                              8,226,256              100.0
----------------------------------------------------------------------------------
Class R3                                                 30,031               29.1
----------------------------------------------------------------------------------
ICAP INTERNATIONAL FUND
Class A                                                  30,799                0.0*
----------------------------------------------------------------------------------
Class C                                                  30,598                0.2
----------------------------------------------------------------------------------
Class I                                              23,912,755                3.6
----------------------------------------------------------------------------------
Class R1                                                 30,824               46.3
----------------------------------------------------------------------------------
Class R2                                              9,363,541               97.4
----------------------------------------------------------------------------------
Class R3                                                 30,698               47.9
----------------------------------------------------------------------------------

*  Less than one-tenth of a percent.

(I) OTHER. Pursuant to a Management Agreement between the Funds and NYLIM, the cost of legal services provided to the Funds by the Office of the General Council of NYLIM are payable directly by the Funds. For the six months ended June 30, 2007, these fees, which are included in Professional fees shows on the Statement of Operations, were as follows:

ICAP Equity Fund                                     $22,456
-------------------------------------------------------------
ICAP Select Equity Fund                               37,601
-------------------------------------------------------------
ICAP International Fund                               15,180
-------------------------------------------------------------

 42   MainStay Funds

NOTE 4--FEDERAL INCOME TAXES:

Dividends to shareholders from net investment income and distributions to shareholders from net realized gains shown in the Statement of Changes of Net Assets for the year ended December 31, 2006 represents tax-based distributions of ordinary income and net long-term capital gain, respectively, except for the Funds for the which the tax components of the distributions are shown below.

                                            2006
                                -----------------------------
                                    TAX-BASED       TAX-BASED
                                DISTRIBUTIONS   DISTRIBUTIONS
                                         FROM            FROM
                                     ORDINARY       LONG-TERM
                                       INCOME           GAINS
ICAP Equity Fund                $  30,351,786   $  60,517,056
-------------------------------------------------------------
ICAP Select Equity Fund            46,484,290      20,332,849
-------------------------------------------------------------
ICAP International Fund            19,711,443       5,240,318
-------------------------------------------------------------

NOTE 5--FUND SECURITIES LOANED AND FOREIGN CURRENCY:

As of June 30, 2007, the following Funds had securities on loan and received collateral as follows:

                                  MARKET
                                 VALUE OF
                                SECURITIES        CASH
FUND                              ON LOAN      COLLATERAL
ICAP Equity Fund                $27,665,802    $28,554,000
----------------------------------------------------------
ICAP Select Equity Fund          44,874,804     45,906,970
----------------------------------------------------------
ICAP International Fund          63,830,844     65,805,204
----------------------------------------------------------

The cash collateral received for securities on loan was used to purchase highly liquid short-term investments in accordance with the lending procedures of the Funds. Securities purchased with collateral received are valued at amortized cost, which approximates market value.

As of June 30, 2007, the following Fund held foreign currency:
ICAP INTERNATIONAL EQUITY FUND

                        CURRENCY                                   COST         VALUE
Pound Sterling                             L     960,636    $1,920,312    $1,929,054
Japanese Yen                               Y   7,589,443        61,488        61,640
-------------------------------------------------------------------------------------
                                                            $1,981,800    $1,990,694
-------------------------------------------------------------------------------------

NOTE 6--CUSTODIAN:

IBT is the custodian of cash and securities of the Funds. Custodial fees are charged to the Funds based on the market value of securities in the Funds and the number of certain cash transactions incurred by the Funds. (See Note 12).

NOTE 7--LINE OF CREDIT:

The Funds, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of 0.060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the six months ended June 30, 2007.

NOTE 8--PURCHASE AND SALES OF SECURITIES (IN 000'S):

During the six months ended June 30, 2007, purchase and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                    ICAP                    ICAP                     ICAP
                                EQUITY FUND          SELECT EQUITY FUND       INTERNATIONAL FUND
                            --------------------   -----------------------   --------------------
                            PURCHASES    SALES     PURCHASES      SALES      PURCHASES    SALES
U.S. Government securities  $     --    $     --   $       --   $       --   $     --    $     --
-------------------------------------------------------------------------------------------------
All others                   394,434     436,256    1,527,465    1,341,213    490,435     413,684
-------------------------------------------------------------------------------------------------
Total                       $394,434    $436,256   $1,527,465   $1,341,213   $490,435    $413,684
-------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     43

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

Transactions in capital shares were as follows:

                                                                                  ICAP EQUITY FUND
                                                    -----------------------------------------------------------------------------
                                                                   CLASS A                                 CLASS C
                                                    -------------------------------------   -------------------------------------
                                                      SIX MONTHS      SEPTEMBER 1, 2006*      SIX MONTHS      SEPTEMBER 1, 2006*
                                                         ENDED              THROUGH              ENDED              THROUGH
                                                    JUNE 30, 2007**    DECEMBER 31, 2006    JUNE 30, 2007**    DECEMBER 31, 2006
Shares sold                                               235                 144                 48                  40
---------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividend and
 distributions                                              2                  11                 --(a)                3
---------------------------------------------------------------------------------------------------------------------------------
                                                          237                 155                 48                  43
---------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                           (20)                 (4)                (6)                 (0)(a)
---------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                   217                 151                 42                  43
---------------------------------------------------------------------------------------------------------------------------------

                                                                               ICAP SELECT EQUITY FUND
                                                    -----------------------------------------------------------------------------
                                                                   CLASS A                                 CLASS C
                                                    -------------------------------------   -------------------------------------
                                                      SIX MONTHS      SEPTEMBER 1, 2006*      SIX MONTHS      SEPTEMBER 1, 2006*
                                                         ENDED              THROUGH              ENDED              THROUGH
                                                    JUNE 30, 2007**    DECEMBER 31, 2006    JUNE 30, 2007**    DECEMBER 31, 2006
Shares sold                                              1,312                396                 265                 77
---------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividend and
 distributions                                               7                 10                   1                  2
---------------------------------------------------------------------------------------------------------------------------------
                                                         1,319                406                 266                 79
---------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                            (90)                (9)                (10)                (0)(a)
---------------------------------------------------------------------------------------------------------------------------------
Net increase                                             1,229                397                 256                 79
---------------------------------------------------------------------------------------------------------------------------------

                                                                               ICAP INTERNATIONAL FUND
                                                    -----------------------------------------------------------------------------
                                                                   CLASS A                                 CLASS C
                                                    -------------------------------------   -------------------------------------
                                                      SIX MONTHS      SEPTEMBER 1, 2006*      SIX MONTHS      SEPTEMBER 1, 2006*
                                                         ENDED              THROUGH              ENDED              THROUGH
                                                    JUNE 30, 2007**    DECEMBER 31, 2006    JUNE 30, 2007**    DECEMBER 31, 2006
Shares sold                                              1,272                517                 306                 188
---------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividend and
 distributions                                              18                 13                   3                   4
---------------------------------------------------------------------------------------------------------------------------------
                                                         1,290                530                 309                 192
---------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                                           (110)                (5)                (28)                 (6)
---------------------------------------------------------------------------------------------------------------------------------
Net increase                                             1,180                525                 281                 186
---------------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations.
**  Unaudited.
(a) Less than one thousand shares.

 44   MainStay Funds

                                                     ICAP EQUITY FUND
    -------------------------------------------------------------------------------------------------------------------
                   CLASS I                                CLASS R1                               CLASS R2
    -------------------------------------   ------------------------------------   ------------------------------------
       SIX MONTHS                             SIX MONTHS      SEPTEMBER 1, 2006*     SIX MONTHS      SEPTEMBER 1, 2006*
          ENDED            YEAR ENDED            ENDED             THROUGH              ENDED             THROUGH
     JUNE 30, 2007**    DECEMBER 31, 2006   JUNE 30, 2007**   DECEMBER 31, 2006    JUNE 30, 2007**   DECEMBER 31, 2006
          1,544               5,218                --                   1                 0(a)               24
-----------------------------------------------------------------------------------------------------------------------
            190               2,006                 0(a)                0(a)              0(a)                2
-----------------------------------------------------------------------------------------------------------------------
          1,734               7,224                 0(a)                1                 0(a)               26
-----------------------------------------------------------------------------------------------------------------------
         (2,314)             (4,840)               (0)(a)              --                (0)(a)              (0)(a)
-----------------------------------------------------------------------------------------------------------------------
           (580)              2,384                 0(a)                1                 0(a)               26
-----------------------------------------------------------------------------------------------------------------------

               ICAP EQUITY FUND
     ------------------------------------
                   CLASS R3
     ------------------------------------
       SIX MONTHS      SEPTEMBER 1, 2006*
          ENDED             THROUGH
     JUNE 30, 2007**   DECEMBER 31, 2006
            0(a)                 1
---
            0(a)                 0(a)
---
            0(a)                 1
---
           (0)(a)               --
---
            0(a)                 1
---

                                                 ICAP SELECT EQUITY FUND
    -----------------------------------------------------------------------------------------------------------------
                  CLASS I                               CLASS R1                               CLASS R2
    -----------------------------------   ------------------------------------   ------------------------------------
      SIX MONTHS                            SIX MONTHS      SEPTEMBER 1, 2006*     SIX MONTHS      SEPTEMBER 1, 2006*
         ENDED           YEAR ENDED            ENDED             THROUGH              ENDED             THROUGH
    JUNE 30, 2007**   DECEMBER 31, 2006   JUNE 30, 2007**   DECEMBER 31, 2006    JUNE 30, 2007**   DECEMBER 31, 2006
         6,860             21,044                6                    2                181                   1
---------------------------------------------------------------------------------------------------------------------
           281              1,499                0(a)                 0(a)               1                   0(a)
---------------------------------------------------------------------------------------------------------------------
         7,141             22,543                6                    2                182                   1
---------------------------------------------------------------------------------------------------------------------
        (4,735)            (4,741)              (0)(a)               --                 (1)                 --
---------------------------------------------------------------------------------------------------------------------
         2,406             17,802                6                    2                181                   1
---------------------------------------------------------------------------------------------------------------------

           ICAP SELECT EQUITY FUND
     ------------------------------------
                   CLASS R3
     ------------------------------------
       SIX MONTHS      SEPTEMBER 1, 2006*
          ENDED             THROUGH
     JUNE 30, 2007**   DECEMBER 31, 2006
            1                    1
---
            0(a)                 0(a)
---
            1                    1
---
           (0)(a)               --
---
            1                    1
---

                                                 ICAP INTERNATIONAL FUND
    -----------------------------------------------------------------------------------------------------------------
                  CLASS I                               CLASS R1                               CLASS R2
    -----------------------------------   ------------------------------------   ------------------------------------
      SIX MONTHS                            SIX MONTHS      SEPTEMBER 1, 2006*     SIX MONTHS      SEPTEMBER 1, 2006*
         ENDED           YEAR ENDED            ENDED             THROUGH              ENDED             THROUGH
    JUNE 30, 2007**   DECEMBER 31, 2006   JUNE 30, 2007**   DECEMBER 31, 2006    JUNE 30, 2007**   DECEMBER 31, 2006
         2,517             14,120                 1                   1                159                 63
---------------------------------------------------------------------------------------------------------------------
           212                594                 0(a)                0(a)               3                  2
---------------------------------------------------------------------------------------------------------------------
         2,729             14,714                 1                   1                162                 65
---------------------------------------------------------------------------------------------------------------------
        (2,023)            (5,635)               --                  --                 (5)                (0)(a)
---------------------------------------------------------------------------------------------------------------------
           706              9,079                 1                   1                157                 65
---------------------------------------------------------------------------------------------------------------------

           ICAP INTERNATIONAL FUND
     ------------------------------------
                   CLASS R3
     ------------------------------------
       SIX MONTHS      SEPTEMBER 1, 2006*
          ENDED             THROUGH
     JUNE 30, 2007**   DECEMBER 31, 2006
            1                    1
---
            0(a)                 0(a)
---
            1                    1
---
           (0)(a)               --
---
            1                    1
---

                                                    www.mainstayfunds.com     45

NOTE 10--OTHER MATTERS:

The SEC has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that Fund, as well as the related guarantee disclosure to Fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. There can be no assurance at this time as to the outcome of these efforts. The MainStay Equity Index Fund is not a portfolio of the Company.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENT:

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" an Interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management's analysis, the determination has been made that the adoption of the Interpretation did not have an impact to the Fund's financial statements upon adoption. Management continually reviews the Fund's tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, on going analyses of tax laws, regulations and interpretations, thereof.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

NOTE 12--SUBSEQUENT EVENT:

Effective July 2, 2007, the parent company of IBT was acquired by State Street Bank & Trust Company.

Effective July 26, 2007, the MainStay All Cap Value Fund, a series of Eclipse Funds Inc. was reorganized with and into MainStay ICAP Equity Fund. As a result, shareholders of the MainStay All Cap Value Fund became shareholders of MainStay ICAP Equity Fund.

 46   MainStay Funds

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Funds' securities is available without charge, upon request, (i) by visiting the Funds' website at www.mainstayfunds.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Funds are required to file with the SEC their proxy voting records for each Fund for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or relevant Fund proxy voting record is available free of charge upon request by calling 1-800-MAINSTAY (1-800-624-6782); visiting the Funds' website at www.mainstayfunds.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov and may be available by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

                                                    www.mainstayfunds.com     47

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of the shareholders of ICAP Funds, Inc. (the "Funds") was held on May 4, 2007 at the Parsippany, New Jersey offices of New York Life Investment Management LLC. The purpose of the meeting was to elect the following individuals to the Board of Directors of the Funds:

Susan B. Kerley
Alan R. Latshaw
Peter Meenan
Richard H. Nolan, Jr.
Richard S. Trutanic
Roman L. Weil
John A. Weisser, Jr.
Brian A. Murdock (Interested Director)

There are no other Directors of the Funds.

No other business came before the special meeting. The proposal to elect Directors was passed by shareholders of the Funds as shown below.

DIRECTOR                   VOTES          VOTES
NOMINEE                     FOR          WITHHELD        TOTAL
Susan B. Kerley        48,681,606.782   47,402.880   49,296,559.662
-------------------------------------------------------------------
Alan R. Latshaw        48,680,909.782   48,099.880   49,296,559.662
-------------------------------------------------------------------
Peter Meenan           48,681,836.782   47,172.880   49,296,559.662
-------------------------------------------------------------------
Richard H. Nolan, Jr.  48,681,634.782   47,374.880   49,296,559.662
-------------------------------------------------------------------
Richard S. Trutanic    48,681,212.782   47,796.880   49,296,559.662
-------------------------------------------------------------------
Roman L. Weil          48,681,164.586   47,845.076   49,296,559.662
-------------------------------------------------------------------
John A. Weisser, Jr.   48,681,144.782   47,864.880   49,296,559.662
-------------------------------------------------------------------
Brian A. Murdock       48,679,095.861   49,913.801   49,296,559.662
-------------------------------------------------------------------

 48   MainStay Funds

DIRECTORS AND OFFICERS

The Directors oversee the Fund, the Manager and the Subadvisor. Pursuant to notice, a Special Meeting of Shareholders of ICAP Funds, Inc. (the "Funds") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Directors listed below were elected to serve the Fund effective June 7, 2007. Information pertaining to the Directors and officers as August 20, 2007, is set forth below.

Each Director serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Director shall tender his or her resignation upon reaching age 72. A Director reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Director shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Directors. The business address of each Director and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Directors and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                                NUMBER OF FUNDS  OTHER
                          POSITION(S) WITH                                               IN FUND COMPLEX  DIRECTORSHIPS
        NAME AND          THE FUNDS AND       PRINCIPAL OCCUPATION(S)                    OVERSEEN BY      HELD BY
        DATE OF BIRTH     SERVICE             DURING PAST 5 YEARS                        DIRECTOR         DIRECTOR
        -----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR*

        BRIAN A. MURDOCK  Indefinite;         Member of the Board of Managers and              71         Trustee, The MainStay
        3/14/56           Director since      President (since 2004) and Chief                            Funds since 2006 (19
                          August 2006 and     Executive Officer (since 2006), New York                    funds); Director,
                          Chief Executive     Life Investment Management LLC and New                      MainStay VP Series
                          Officer since 2006  York Life Investment Management Holdings                    Fund, Inc., since
                                              LLC; Senior Vice President, New York Life                   2006 (25 portfolios);
                                              Insurance Company (since 2004); Chairman                    Director, Eclipse
                                              of the Board and President, NYLIFE                          Funds Inc. since June
                                              Distributors LLC and NYLCAP Manager LLC                     2007 (23 funds);
                                              (since 2004) and Institutional Capital                      Trustee, Eclipse
                                              LLC (since 2006); Chief Executive                           Funds since June 2007
                                              Officer, Eclipse Funds and Eclipse Funds                    (3 funds).
                                              Inc. (since 2006); Chairman (2006-2007)
                                              and Trustee and Chief Executive Officer
                                              (since 2006), The MainStay Funds;
                                              Chairman (2006-2007) and Director and
                                              Chief Executive Officer (since 2006),
                                              MainStay VP Series Fund, Inc.; Chief
                                              Investment Officer, MLIM Europe and Asia
                                              (2001 to 2003); President of Merrill
                                              Japan and Chairman of MLIM's Pacific
                                              Region (1999 to 2001).
        -----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS

        SUSAN B. KERLEY   Indefinite;         Partner, Strategic Management Advisors           71         Chairman and Trustee,
        8/12/51           Chairman and        LLC (since 1990).                                           The MainStay Funds
                          Director since                                                                  since June 2007 (19
                          2006                                                                            funds); Chairman and
                                                                                                          Director, MainStay VP
                                                                                                          Series Fund, Inc.,
                                                                                                          since June 2007 (25
                                                                                                          portfolios);
                                                                                                          Chairman, Eclipse
                                                                                                          Funds Inc. since 2005
                                                                                                          and Director since
                                                                                                          1990 (23 funds);
                                                                                                          Chairman, Eclipse
                                                                                                          Funds since 2005 and
                                                                                                          Trustee since 2000 (3
                                                                                                          funds); Trustee, Legg
                                                                                                          Mason Partners Funds,
                                                                                                          Inc., since 1991 (30
                                                                                                          portfolios).
        -----------------------------------------------------------------------------------------------------------------------

     * This Director is considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Institutional Capital Corporation LLC, McMorgan & Company LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, MainStay VP Series Fund, Inc., and NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above.

                                                    www.mainstayfunds.com     49

                          TERM OF OFFICE,                                      NUMBER OF FUNDS  OTHER
                          POSITION(S) WITH                                     IN FUND COMPLEX  DIRECTORSHIPS
        NAME AND          THE FUNDS AND       PRINCIPAL OCCUPATION(S)          OVERSEEN BY      HELD BY
        DATE OF BIRTH     SERVICE             DURING PAST 5 YEARS              DIRECTOR         DIRECTOR
        -----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTOR*

        ALAN R. LATSHAW   Indefinite;         Retired; Partner, Ernst & Young        71         Trustee, The MainStay Funds
        3/27/51           Director and Audit  LLP (2002 to 2003); Partner,                      since 2006 (19 funds);
                          Committee           Arthur Andersen LLP (1976 to                      Director, MainStay VP Series
                          Financial Expert    2002); Consultant to the                          Fund, Inc., since June 2007 (25
                          since June 2007     MainStay Funds Audit and                          portfolios); Director, Eclipse
                                              Compliance Committee (2004 to                     Funds Inc. since June 2007 (23
                                              2006).                                            funds); Trustee, Eclipse Funds
                                                                                                since June 2007 (3 funds);
                                                                                                Trustee, State Farm Associates
                                                                                                Funds Trusts, since 2005 (3
                                                                                                portfolios); Trustee, State
                                                                                                Farm Mutual Fund Trust since
                                                                                                2005 (15 portfolios); Trustee,
                                                                                                State Farm Variable Product
                                                                                                Trust since 2005 (9
                                                                                                portfolios).
        -----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;         Independent Consultant;                71         Trustee, The MainStay Funds
        12/5/41           Director since      President and Chief Executive                     since June 2007 (19 funds);
                          2006                Officer, Babson -- United, Inc.                   Director, MainStay VP Series
                                              (financial services firm) (2000                   Fund, Inc., since June 2007 (25
                                              to 2004); Independent                             portfolios); Director, Eclipse
                                              Consultant (1999 to 2000); Head                   Funds Inc. since 2002 (23
                                              of Global Funds, Citicorp (1995                   funds); Trustee, Eclipse Funds
                                              to 1999).                                         since 2002 (3 funds).
        -----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;         Managing Director, ICC Capital         71         Trustee, The MainStay Funds
        NOLAN, JR.        Director since      Management; President--                           since June 2007 (19 funds);
        11/16/46          June 2007           Shields/Alliance, Alliance                        Director, MainStay VP Series
                                              Capital Management (1994 to                       Fund, Inc. since 2006 (25
                                              2004).                                            portfolios); Director, Eclipse
                                                                                                Funds Inc. since June 2007 (23
                                                                                                funds); Trustee, Eclipse Funds
                                                                                                since June 2007 (3 funds).
        -----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;         Chairman (since 1990) and Chief        71         Trustee, The MainStay Funds
        TRUTANIC          Director since      Executive Office (1990 to                         since 1994 (19 funds);
        2/13/52           June 2007           1999), Somerset Group                             Director, MainStay VP Series
                                              (financial advisory firm);                        Fund, Inc. since June 2007 (25
                                              Managing Director and Advisor,                    portfolios); Director, Eclipse
                                              The Carlyle Group (private                        Funds Inc. since June 2007 (23
                                              investment firm) (2002 to                         funds); Trustee, Eclipse Funds
                                              2004); Senior Managing Director                   since June 2007 (3 funds).
                                              and Partner, Groupe Arnault
                                              S.A. (private investment firm)
                                              (1999 to 2002).
        -----------------------------------------------------------------------------------------------------------------------
        ROMAN L. WEIL     Indefinite;         V. Duane Rath Professor of             71         Trustee, The MainStay Funds
        5/22/40           Director and Audit  Accounting, Graduate School of                    since June 2007 (19 funds);
                          Committee           Business, University of                           Director, MainStay VP Series
                          Financial expert    Chicago; President, Roman L.                      Fund, Inc. since 1994 (25
                          since June 2007     Weil Associates, Inc.                             portfolios); Director, Eclipse
                                              (consulting firm).                                Funds Inc. since June 2007 (23
                                                                                                funds); Trustee, Eclipse Funds
                                                                                                since June 2007 (3 funds).
        -----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER,  Indefinite;         Retired. Managing Director of          71         The MainStay Funds, since June
        JR.               Director since      Salomon Brothers, Inc. (1971 to                   2007 (19 funds); Director,
        10/22/41          June 2007           1995).                                            MainStay VP Series Fund, Inc.,
                                                                                                since 1997 (25 portfolios);
                                                                                                Director, Eclipse Funds Inc.
                                                                                                since June 2007 (23 funds);
                                                                                                Trustee, Eclipse Funds since
                                                                                                June 2007 (3 funds); Trustee,
                                                                                                Direxion Funds, (57 funds) and
                                                                                                Direxion Insurance Trust (45
                                                                                                funds) since March 2007.
        -----------------------------------------------------------------------------------------------------------------------

     Lawrence Glacken and Robert P. Mulhearn resigned as Directors of the Funds effective June 7, 2007.

 50   MainStay Funds

At a meeting of the Board of Directors held on June 7 and 8, 2007, the following individuals were appointed to serve as Officers of the Funds effective June 7, 2007:

                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST 5 YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS*

        ROBERT A.         Chief Legal        Senior Managing Director, General Counsel and Secretary, New
        ANSELMI           Officer since      York Life Investment Management LLC (including predecessor
        10/19/46          2006               advisory organizations) (since 2000); Secretary (since 2001)
                                             and General Counsel (since 2005), New York Life Investment
                                             Management Holdings LLC; Senior Vice President, New York
                                             Life Insurance Company (since 2000); Vice President and
                                             Secretary, McMorgan & Company LLC (since 2002); Secretary,
                                             NYLIM Service Company LLC, NYLCAP Manager LLC, Madison
                                             Capital Funding LLC and Institutional Capital LLC (since
                                             2006); Chief Legal Officer, The MainStay Funds, MainStay VP
                                             Series Fund, Inc., Eclipse Funds, Eclipse Funds Inc. (since
                                             2004), and McMorgan Funds (since 2005); Managing Director
                                             and Senior Counsel, Lehman Brothers Inc. (1998 to 1999);
                                             General Counsel and Managing Director, JP Morgan Investment
                                             Management Inc. (1986 to 1998).
        -------------------------------------------------------------------------------------------------
        JACK R.           Treasurer and      Managing Director, New York Life Investment Management LLC
        BENINTENDE        Principal          (since June 2007); Treasurer and Principal Financial and
        5/12/64           Financial and      Accounting Officer, The MainStay Funds, MainStay VP Series
                          Accounting         Fund, Inc., Eclipse Funds and Eclipse Funds Inc. (since June
                          Officer since      2007); Vice President, Prudential Investments (2000 to
                          June 2007          2007); Assistant Treasurer, Jennison Dryden Family of Funds,
                                             Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China Fund (2007).
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        President since    Senior Managing Director and Chief Marketing Officer, New
        FISHER            March 2007         York Life Investment Management LLC (since 2005); Managing
        2/22/59                              Director--Retail Marketing, New York Life Investment
                                             Management LLC (2003 to 2005); President, The MainStay
                                             Funds, MainStay VP Series Fund, Inc., Eclipse Funds and
                                             Eclipse Funds Inc. (since March 2007); Managing Director,
                                             UBS Global Asset Management (1999 to 2003).
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Vice President--   Director, New York Life Investment Management LLC (including
        HARRINGTON        Administration     predecessor advisory organizations) (since 2000); Executive
        2/8/59            since 2006         Vice President, New York Life Trust Company and New York
                                             Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, The MainStay Funds, MainStay VP
                                             Series Fund, Inc., Eclipse Funds and Eclipse Funds Inc.
                                             (since 2005).
        -------------------------------------------------------------------------------------------------
        ALISON H.         Senior Vice        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           President and      2006) and Managing Director and Chief Compliance Officer
        12/16/65          Chief Compliance   (2003 to 2006), New York Life Investment Management LLC and
                          Officer since      New York Life Investment Management Holdings LLC; Senior
                          2006               Managing Director, Compliance (since 2006) and Managing
                                             Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, The MainStay
                                             Funds, MainStay VP Series Fund, Inc., Eclipse Funds and
                                             Eclipse Funds Inc. (since 2006); Vice President--Compliance,
                                             The MainStay Funds, MainStay VP Series Fund, Inc., Eclipse
                                             Funds and Eclipse Funds Inc. (2004 to 2006); Deputy Chief
                                             Compliance Officer, New York Life Investment Management LLC
                                             (2002 to 2003); Vice President and Compliance Officer,
                                             Goldman Sachs Asset Management (1999 to 2002).
        -------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Secretary since    Managing Director and Associate General Counsel, New York
        MORRISON          2006               Life Investment Management LLC (since 2004); Managing
        3/26/56                              Director and Secretary, NYLIFE Distributors LLC (since
                                             2004); Secretary, The MainStay Funds, MainStay VP Series
                                             Fund, Inc., Eclipse Funds and Eclipse Funds Inc. (since
                                             2004); Chief Legal Officer--Mutual Funds and Vice President
                                             and Corporate Counsel, The Prudential Insurance Company of
                                             America (2000 to 2004).
        -------------------------------------------------------------------------------------------------

     *Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.
     Christopher O. Blunt resigned as President of the Fund effective March 10, 2007.
     Patrick G. Boyle resigned as Executive Vice President of the Fund effective June 7, 2007.
     Tony H. Elavia resigned as Senior Vice President of the Fund effective June 7, 2007.
     Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     51

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay All Cap Growth Fund
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund(2)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(2)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(3)
Chicago, Illinois

MACKAY SHIELDS LLC(3)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. Offered only to residents of Connecticut, Maryland, New Jersey, and New York.
3. An affiliate of New York Life Investment Management LLC.

                       Not part of the Semiannual Report

 52   MainStay Funds

                       This page intentionally left blank

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)
------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                           ICAP Funds, Inc.

(C) 2007 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-08850

NYLIM-AO11262         (RECYCLE LOGO)                     MS207-07   MSIC10-06/07

ITEM 2. CODE OF ETHICS.

    Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

     The Schedule of Investments is included as part of Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940, as amended, that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.


(a)(1) Certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2 under the Investment Company Act of 1940, as amended.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP FUNDS, INC.

By:  /s/ Stephen P. Fisher
     ----------------------
     STEPHEN P. FISHER
     President
Date: September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Stephen P. Fisher
     ----------------------
     STEPHEN P. FISHER
     President
Date: September 5, 2007

By:  /s/ Jack R. Benintende
     ----------------------
     JACK R. BENINTENDE
     Treasurer and Principal Financial
     and Accounting Officer
Date: September 5, 2007

                                  EXHIBIT INDEX

(a)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940, as amended.

(a)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.